UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07447

                             Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Emerging Markets Opportunities Fund*

Virtus High Yield Income Fund*

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Low Duration Income Fund*

Virtus Tax-Exempt Bond Fund*

*Prospectus Supplements applicable to these Funds appear at the back of this semiannual report.

June 30, 2013

TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first six months of 2013 was the best first half for equity markets since 1998, despite a late second quarter sell-off triggered by Federal Reserve (“the Fed”) comments that it may begin tapering monthly bond purchases later this year if the U.S. economy continues to strengthen.

For the six-month reporting period ended June 30, 2013, broad equity markets surpassed fixed income markets by a significant margin. The S&P 500® Index, a benchmark for U.S. equities, rose 13.8%, well ahead of international equities which rose 6.1%, as measured by the MSCI All Country World Index (net).

U.S. Treasury yields climbed sharply higher over the six months,

particularly following the Fed’s late May “taper talk.” The yield on the 10-year Treasury soared to 2.52% as of June 30, versus 1.78% at December 31, 2012. With rates rising, most bond sectors suffered losses, and the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, declined 2.4% for the six-month period.

Despite the Fed-driven distractions of late May and June, there is much for investors to be cautiously optimistic about. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. The onus remains on the U.S. government to keep the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. Should you have any questions or require support, the Virtus Customer Service Team is ready to assist you at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

July 2013

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The index is calculated on a total return basis.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI AC World Index (Net)

The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested.

PIK (Payment-in-Kind Security)

A bond that pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Repurchase Agreement – “Repo”

An agreement between a buyer and a seller, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, a stated time. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2013 TO JUNE 30, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Insight Trust (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2013 TO JUNE 30, 2013

Expense Table
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$950.30	1.34%	$6.48
Class A	1,000.00	948.50	1.59	7.68
Class C	1,000.00	945.00	2.34	11.28

Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.06	1.34	6.73
Class A	1,000.00	1,016.81	1.59	7.98
Class C	1,000.00	1,013.04	2.34	11.75
High Yield Income Fund
Actual
Class I	$1,000.00	$1,013.90	0.78%	$3.89
Class A	1,000.00	1,013.50	1.03	5.14
Class C	1,000.00	1,009.80	1.78	8.87

Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.87	0.78	3.92
Class A	1,000.00	1,019.62	1.03	5.17
Class C	1,000.00	1,015.86	1.78	8.94
Insight Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.12%	$0.60
Class A	1,000.00	1,000.05	0.12	0.60

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.19	0.12	0.60
Class A	1,000.00	1,024.19	0.12	0.60
Insight Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.17%	$0.84
Class A	1,000.00	1,000.05	0.17	0.84

Hypothetical (5% return before expenses)
Class I	1,000.00	1,023.94	0.17	0.85
Class A	1,000.00	1,023.94	0.17	0.85

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2013 TO JUNE 30, 2013

Expense Table
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Insight Tax-Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.10%	$0.50
Class A	1,000.00	1,000.05	0.10	0.50

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.29	0.10	0.50
Class A	1,000.00	1,024.29	0.10	0.50
Low Duration Income Fund
Actual
Class I	$1,000.00	$992.30	0.70%	$3.46
Class A	1,000.00	991.10	0.95	4.69
Class C	1,000.00	986.50	1.70	8.37

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.28	0.70	3.51
Class A	1,000.00	1,020.02	0.95	4.77
Class C	1,000.00	1,016.26	1.70	8.53
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$963.10	0.60%	$2.92
Class A	1,000.00	962.70	0.85	4.14
Class C	1,000.00	958.30	1.60	7.77

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.78	0.60	3.01
Class A	1,000.00	1,020.52	0.85	4.27
Class C	1,000.00	1,016.76	1.60	8.03

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT FUNDS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2013 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

Emerging Markets Opportunities Fund

Consumer Staples	41%
Financials	32
Consumer Discretionary	6
Materials	5
Utilities	4
Health Care	3
Information Technology	3
Other (includes short-term investments)	6

Total	100%

High Yield Income Fund

Consumer Discretionary	20%
Energy	18
Industrials	12
Materials	11
Health Care	7
Consumer Staples	6
Telecommunication Services	6
Other (includes short-term investments)	20

Total	100%

Insight Government Money Market Fund

Federal Agency Securities	59%
Repurchase Agreements	39
U.S. Government Securities	2

Total	100%

Insight Money Market Fund

Commercial Paper	56%
Repurchase Agreements	16
Variable Rate Demand Obligations	9
Certificates of Deposit	8
Money Market Mutual Funds	7
Other	4

Total	100%

Insight Tax-Exempt Money Market Fund

Variable Rate Demand Obligations	85%
Commercial Paper	8
Money Market Mutual Funds	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 2.

VIRTUS INSIGHT FUNDS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2013 (Unaudited) (Continued)

Low Duration Income Fund

Mortgage-Backed Securities		34%
Corporate Bonds		29
Financials	17%
Industrials	6
All Other Sectors	6
Asset-Backed Securities		20
U.S. Government Securities		9
Other (includes short-term investments)		8

Total		100%

Tax-Exempt Bond Fund

California	10%
New York	10
Texas	10
Illinois	8
New Jersey	7
Colorado	6
Florida	5
Other	44

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 2.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—3.0%
Consumer Staples—3.0%
Companhia de Bebidas das Americas ADR, 2.57% (Brazil)	6,759,053		$252,451
TOTAL PREFERRED STOCK (Identified Cost $248,514)			252,451
COMMON STOCKS—93.1%
Consumer Discretionary—6.3%
Bajaj Auto Ltd. (India)	2,163,680		70,052
Genting Bhd (Malaysia)	14,392,800		47,558
Genting Malaysia Bhd (Malaysia)	77,274,300		95,141
Grupo Televisa S.A. Sponsored ADR (Mexico)(2)	4,404,714		109,413
Kangwon Land, Inc. (South Korea)	2,790,770		77,219
Sands China Ltd. (Cayman Islands)	29,830,796		140,576

			539,959

Consumer Staples—37.8%
BIM Birlesik Magazalar A.S. (Turkey)	1,989,984		43,128
British American Tobacco Bhd (Malaysia)	2,452,431		46,262
British American Tobacco plc (United Kingdom)	9,700,981	(3)	503,379
British American Tobacco plc (United Kingdom)	312,861	(4)	16,024
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,667,649		23,470
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	388,245		54,467
Colgate Palmolive India Ltd. (India)	1,687,899		38,541
CP ALL PCL (Thailand)	78,171,700		98,298

	SHARES	VALUE
Consumer Staples (continued)
Dairy Farm International Holdings Ltd. (Bermuda)	2,772,461	$33,297
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	2,202,280	227,253
Hindustan Unilever Ltd. (India)	30,302,840	298,388
ITC Ltd. (India)	74,735,253	407,916
LG Household & Health Care Ltd. (South Korea)	230,456	112,600
Nestle India Ltd. (India)	1,317,473	107,615
Orion Corp. (South Korea)	94,733	79,051
SABMiller plc (United Kingdom)	8,270,300	401,591
Souza Cruz S.A. (Brazil)	11,091,319	136,942
Thai Beverage plc (Thailand)	172,385,000	80,242
Tiger Brands Ltd. (South Africa)	1,554,587	46,535
Tsingtao Brewery Co., Ltd. (China)	13,109,457	93,807
Unilever Indonesia tbk PT (Indonesia)	34,544,313	107,027
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	103,960,130	291,402

		3,247,235

Energy—0.7%
Ecopetrol S.A. (Colombia)	21,754,940	46,189
Ecopetrol S.A. Sponsored ADR (Colombia)	428,459	18,021

		64,210

Financials—32.2%
Axis Bank Ltd. (India)	3,228,067	71,987
Bangkok Bank plc (Thailand)	15,630,500	104,825

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
Bank Central Asia tbk PT (Indonesia)	82,807,746	$83,434
BM&F Bovespa S.A. (Brazil)	43,226,861	237,507
DBS Group Holdings Ltd. (Singapore)	9,761,000	119,365
Grupo B.T.G. Pactual (Brazil)	2,924,373	35,661
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	15,910,655	226,091
Housing Development Finance Corp. (India)	25,829,164	382,080
Housing Development Finance Corp. Bank Ltd. (India)	17,695,279	199,360
Housing Development Finance Corp. Bank Ltd. ADR (India)	3,390,279	122,864
HSBC Holdings plc (United Kingdom)	31,226,503	327,119
Kasikornbank PCL (Thailand)	16,615,374	105,001
Kotak Mahindra Bank Ltd. (India)	7,622,335	92,635
Link REIT (The) (Hong Kong)	20,639,139	101,519
Malayan Banking Bhd (Malaysia)	57,779,046	190,189
Public Bank Bhd (Malaysia)	26,961,800	144,559
Remgro Ltd. (South Africa)	7,474,348	143,626
Standard Chartered plc (United Kingdom)	3,074,069	66,720
Standard Chartered plc (United Kingdom)	402,717	8,853

		2,763,395

Health Care—2.7%
Cipla Ltd. (India)	13,619,612	89,831
Sun Pharmaceutical Industries Ltd. (India)	8,164,288	138,975

		228,806

	SHARES	VALUE
Industrials—1.7%
Havells India Ltd. (India)	3,984,875	$49,304
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)(2)	1,086,212	9,975
SM Investments Corp. (Philippines)	3,503,400	86,774

		146,053

Information Technology—2.5%
Cielo S.A. (Brazil)	5,477,967	137,259
Tata Consultancy Services Ltd. (India)	1,863,878	47,617
Totvs S.A. Com NPV (Brazil)	1,776,237	27,670

		212,546

Materials—5.2%
Asian Paints Ltd. (India)	976,404	76,182
Compania de Minas Buenaventura S.A. ADR (Peru)	3,486,926	51,467
Industrias Penoles S.A.B de C.V. (Mexico)	4,617,866	137,569
Randgold Resources Ltd. (United Kingdom)	828,741	51,491
Randgold Resources Ltd. ADR (United Kingdom)	852,748	54,618
Semen Gresik (Persero) tbk PT (Indonesia)	40,686,806	70,100
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR (Chile)	114,288	4,617

		446,044

Telecommunication Services—0.5%
Advanced Information Service PCL (Thailand)	1,886,100	17,149
MTN Group Ltd. (South Africa)	865,874	16,118
Yandex NV (Netherlands)(2)	325,775	9,001

		42,268

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—3.5%
NTPC Ltd. (India)(2)	5,851,527	$14,155
Power Assets Holdings Ltd. (Hong Kong)	33,257,487	286,863

		301,018
TOTAL COMMON STOCKS (Identified Cost $7,717,800)		7,991,534
TOTAL LONG TERM INVESTMENTS—96.1%
(Identified cost $7,966,314)		8,243,985
SHORT-TERM INVESTMENTS—3.1%
Money Market Mutual Funds—3.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	267,921,380	267,921
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $267,921)		267,921
TOTAL INVESTMENTS—99.2% (Identified Cost $8,234,235)		8,511,906	(1)
Other assets and liabilities, net—0.8%		70,110

NET ASSETS—100.0%		$8,582,016

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.

Country Weightings†
India	26%
United Kingdom	17
Mexico	13
Brazil	10
Malaysia	6
Thailand	5
Hong Kong	4
Other	19
Total	100%
† % of total investments as of June 30, 2013

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$7,991,534	$7,991,534
Preferred Stock	252,451	252,451
Short-Term Investments	267,921	267,921

Total Investments	$8,511,906	$8,511,906

Securities held by the Fund with an end of period value of $5,202,123 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS—90.4%
Consumer Discretionary—19.6%
AMC Networks, Inc. 7.750%, 7/15/21	$133	$146
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	243	248
American Greetings Corp. 7.375%, 12/1/21	166	168
Asbury Automotive Group, Inc. 8.375%, 11/15/20	271	301
AutoNation, Inc. 6.750%, 4/15/18	55	62
Block Communications, Inc. 144A 7.250%, 2/1/20(2)	179	189
Brown Shoe Co., Inc. 7.125%, 5/15/19	119	125
Brunswick Corp. 144A 4.625%, 5/15/21(2)	87	85
7.375%, 9/1/23	250	263
Cablevision Systems Corp. 7.750%, 4/15/18	166	179
8.000%, 4/15/20	25	27
CCO Holdings LLC (CCO Holdings Capital Corp.) 7.375%, 6/1/20	28	31
6.625%, 1/31/22	177	185
Central Garden & Pet Co. 8.250%, 3/1/18	386	393
Chrysler Group LLC (Chrysler Group, Inc.) 8.000%, 6/15/19	429	470
Cinemark USA, Inc. 7.375%, 6/15/21	53	58
Claire’s Stores, Inc. 8.875%, 3/15/19	55	58
144A 9.000%, 3/15/19(2)	219	242
144A 6.125%, 3/15/20(2)	3	3
144A 7.750%, 6/1/20(2)	179	174
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	14	14
Series B 7.625%, 3/15/20	175	182
Coinstar, Inc. 144A 6.000%, 3/15/19(2)	65	65

	PAR VALUE	VALUE
Consumer Discretionary (continued)
CSC Holdings LLC 8.625%, 2/15/19	$220	$255
Dillard’s, Inc.
6.625%, 1/15/18	310	343
7.130%, 8/1/18	90	102
DineEquity, Inc. 9.500%, 10/30/18	184	205
Dish DBS Corp. 7.875%, 9/1/19	116	131
Donnelley (R.R.) & Sons Co. 7.250%, 5/15/18	31	32
7.625%, 6/15/20	336	341
7.875%, 3/15/21	9	9
Gannett Co., Inc. 9.375%, 11/15/17	250	267
Goodyear Tire & Rubber Co. (The) 8.250%, 8/15/20	73	80
6.500%, 3/1/21	74	76
7.000%, 5/15/22	93	96
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	153
144A 8.125%, 5/15/21(2)	193	213
Jarden Corp. 7.500%, 5/1/17	215	238
7.500%, 1/15/20	100	108
KB Home 8.000%, 3/15/20	185	206
7.500%, 9/15/22	32	34
Lear Corp. 7.875%, 3/15/18	131	141
Live Nation Entertainment, Inc. 144A 8.125%, 5/15/18(2)	178	190
144A 7.000%, 9/1/20(2)	110	116
Marina District Finance Co., Inc. 9.500%, 10/15/15	250	261
9.875%, 8/15/18	36	38
MDC Partners, Inc. 144A 6.750%, 4/1/20(2)	157	157
Meritage Homes Corp. 7.150%, 4/15/20	144	160
Meritor, Inc. 10.625%, 3/15/18	10	11
6.750%, 6/15/21	90	86

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
MGM Resorts International 8.625%, 2/1/19	$156	$177
6.750%, 10/1/20	22	23
7.750%, 3/15/22	348	380
National Cinemedia LLC 7.875%, 7/15/21	208	227
Netflix, Inc. 144A 5.375%, 2/1/21(2)	86	86
Penske Automotive Group Inc 5.750%, 10/1/22	142	146
PHH Corp. 9.250%, 3/1/16	200	224
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(2)	254	253
Regal Cinemas Corp. 8.625%, 7/15/19	196	210
Regal Entertainment Group 5.750%, 2/1/25	49	47
Rent-A-Center, Inc. 6.625%, 11/15/20	32	34
RSI Home Products, Inc. 144A 6.875%, 3/1/18(2)	250	257
Ruby Tuesday Inc 7.625%, 5/15/20	249	249
Ryland Group, Inc. (The)
6.625%, 5/1/20	63	66
5.375%, 10/1/22	68	66
Sally Holdings LLC ( Sally Capital, Inc.) 6.875%, 11/15/19	28	30
Sears Holdings Corp. 6.625%, 10/15/18	331	314
Service Corp. International 8.000%, 11/15/21	140	161
Sirius XM Radio, Inc. 144A 8.750%, 4/1/15(2)	350	387
Sonic Automotive, Inc. 7.000%, 7/15/22	46	50
Speedway Motorsports, Inc. 6.750%, 2/1/19	96	101
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(2)	77	73

	PAR VALUE		VALUE
Consumer Discretionary (continued)
Tempur-Pedic International, Inc. 144A 6.875%, 12/15/20(2)	$142		$151
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(3)(4)	66		67
Series BE-9 9.300%, 7/1/15(3)(4)	2		2
Series BD-1 9.300%, 7/1/15(3)(4)	61		62
Valassis Communication, Inc. 6.625%, 2/1/21	239		235
Wolverine World Wide, Inc. 144A 6.125%, 10/15/20(2)	90		93

			11,888

Consumer Staples—5.5%
Alliance One International, Inc. 10.000%, 7/15/16	263		270
Campofrio Food Group S.A. 144A 8.250%, 10/31/16(2)	144	EUR	197
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(2)	252		265
Cott Beverages, Inc.
8.375%, 11/15/17	160		169
8.125%, 9/1/18	18		19
Dean Foods Co. 7.000%, 6/1/16	399		436
Del Monte Corp. 7.625%, 2/15/19	150		155
Elizabeth Arden, Inc. 7.375%, 3/15/21	195		210
JBS USA LLC (JBS USA Finance, Inc.)
11.625%, 5/1/14	35		37
144A 8.250%, 2/1/20(2)	131		138
144A 7.250%, 6/1/21(2)	302		303
Pantry Inc The 8.375%, 8/1/20	230		248
Post Holdings, Inc. 7.375%, 2/15/22	144		155

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Revlon Consumer Products Corp. 144A 5.750%, 2/15/21(2)	$63	$62
Smithfield Foods, Inc.
7.750%, 7/1/17	365	404
6.625%, 8/15/22	32	34
Vector Group Ltd. 7.750%, 2/15/21	233	242

		3,344

Energy—17.3%
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(2)	32	32
Barrett (Bill) Corp. 7.000%, 10/15/22	270	271
Berry Petroleum Co. 10.250%, 6/1/14	168	178
Bonanza Creek Energy, Inc. 144A 6.750%, 4/15/21(2)	214	217
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 8.625%, 10/15/20	283	301
Calfrac Holdings LP 144A 7.500%, 12/1/20(2)	266	265
Chesapeake Energy Corp.
7.250%, 12/15/18	125	140
5.750%, 3/15/23	169	172
Chesapeake Oilfield Operating LLC (Chesapeake Oilfield Finance, Inc.) 144A 6.625%, 11/15/19(2)	247	246
Cimarex Energy Co. 5.875%, 5/1/22	35	36
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	350	367
Comstock Resources, Inc.
8.375%, 10/15/17	222	232
7.750%, 4/1/19	77	79
Concho Resources, Inc. 7.000%, 1/15/21	17	18
CONSOL Energy, Inc. 8.250%, 4/1/20	100	105
Crosstex Energy LP (Crosstex Energy Finance Corp.) 8.875%, 2/15/18	160	170

	PAR VALUE	VALUE
Energy (continued)
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	$199	$219
7.750%, 6/15/19	172	178
EP Energy LLC 9.375%, 5/1/20	207	235
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	309	314
EXCO Resources, Inc. 7.500%, 9/15/18	300	282
Frontier Oil Corp. 6.875%, 11/15/18	65	70
Genesis Energy LP (Genesis Energy Finance Corp.) 7.875%, 12/15/18	259	278
Gulfmark Offshore, Inc. 6.375%, 3/15/22	172	172
Gulfport Energy Corp. 144A 7.750%, 11/1/20(2)	256	261
Halcon Resources Corp.
9.750%, 7/15/20	50	50
8.875%, 5/15/21	234	228
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	150	161
Holly Energy Partners LP (Holly Energy Finance Corp.)
8.250%, 3/15/18	70	74
6.500%, 3/1/20	224	227
Hornbeck Offshore Services, Inc. 144A 5.000%, 3/1/21(2)	36	33
Key Energy Services, Inc. 6.750%, 3/1/21	142	137
Linn Energy LLC (Linn Energy Finance Corp.)
144A 6.250%, 11/1/19(2)	15	14
8.625%, 4/15/20	215	227
7.750%, 2/1/21	135	136
Oasis Petroleum, Inc.
7.250%, 2/1/19	164	172
6.875%, 1/15/23	142	147
Parker Drilling Co. 9.125%, 4/1/18	250	266
Peabody Energy Corp. 6.250%, 11/15/21	84	82

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
Penn Virginia Resource Partners LP (Penn Virginia Resource Finance Corp.) 8.250%, 4/15/18	$353	$370
Petroleum Geo-Services ASA 144A 7.375%, 12/15/18(2)	200	219
Pioneer Energy Services Corp. 9.875%, 3/15/18	225	242
Plains Exploration & Production Co. 6.625%, 5/1/21	45	48
Rex Energy Corp. 144A 8.875%, 12/1/20(2)	234	242
Rosetta Resources, Inc. 9.500%, 4/15/18	250	271
SandRidge Energy, Inc.
7.500%, 3/15/21	254	244
7.500%, 2/15/23	63	60
Seitel, Inc. 144A 9.500%, 4/15/19(2)	236	238
Stone Energy Corp.
8.625%, 2/1/17	98	103
7.500%, 11/15/22	128	133
SunCoke Energy Partners LP (SunCoke Energy Partners Finance Corp.)
7.625%, 8/1/19	208	217
144A 7.375%, 2/1/20(2)	274	281
Swift Energy Co. 8.875%, 1/15/20	250	260
Targa Resources Partners LP (Targa Resources Partners Finance Corp.)
7.875%, 10/15/18	86	92
6.875%, 2/1/21	61	65
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	165	174
Unit Corp. 6.625%, 5/15/21	228	234
W&T Offshore, Inc. 8.500%, 6/15/19	199	206

		10,491

	PAR VALUE	VALUE
Financials—2.8%
Aircastle Ltd. 6.250%, 12/1/19	$42	$44
Cardtronics, Inc. 8.250%, 9/1/18	118	126
First Quality Finance CO Inc 144A 4.625%, 5/15/21(2)	27	26
Geo Group, Inc. (The)
6.625%, 2/15/21	31	33
144A 5.125%, 4/1/23(2)	13	12
Hertz Corp. (The)
6.750%, 4/15/19	30	32
7.375%, 1/15/21	197	214
International Lease Finance Corp. 8.750%, 3/15/17	370	414
iStar Financial, Inc.
7.125%, 2/15/18	209	218
4.875%, 7/1/18	13	12
Mobile Mini, Inc. 7.875%, 12/1/20	113	122
MPT Operating Partnership LP (MPT Finance Corp.) 6.875%, 5/1/21	127	135
National Money Mart Co. 10.375%, 12/15/16	253	269
PHH Corp. 7.375%, 9/1/19	47	51

		1,708

Health Care—7.0%
Air Medical Group Holdings, Inc. 9.250%, 11/1/18	161	175
Acadia Healthcare Co., Inc. 144A 6.125%, 3/15/21(2)	126	127
Alere, Inc. 144A 6.500%, 6/15/20(2)	40	39
BioScrip, Inc. 10.250%, 10/1/15	250	266
Community Health Systems, Inc. (CHS) 8.000%, 11/15/19	221	236
7.125%, 7/15/20	9	9
Endo Health Solutions, Inc. 7.000%, 7/15/19	15	15
7.000%, 12/15/20	197	199
7.250%, 1/15/22	28	28

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Gentiva Health Services, Inc. 11.500%, 9/1/18	$180	$186
Grifols, Inc. 8.250%, 2/1/18	245	264
Hanger, Inc. 7.125%, 11/15/18	236	254
HCA, Inc. 6.500%, 2/15/20	87	94
7.500%, 2/15/22	116	129
Healthsouth Corp. 8.125%, 2/15/20	125	136
Kindred Healthcare, Inc. 8.250%, 6/1/19	312	321
MedAssets, Inc. 8.000%, 11/15/18	211	225
NBTY, Inc. 9.000%, 10/1/18	186	203
Physio-Control International, Inc. 144A 9.875%, 1/15/19(2)	261	288
Prestige Brands, Inc. 8.250%, 4/1/18	230	246
8.125%, 2/1/20	136	149
Select Medical Corp. 144A 6.375%, 6/1/21(2)	71	68
STHI Holding Corp. 144A 8.000%, 3/15/18(2)	150	163
Teleflex, Inc. 6.875%, 6/1/19	62	66
Tenet Healthcare Corp. 8.000%, 8/1/20	250	259
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 10/1/17(2)	16	17
144A 7.250%, 7/15/22(2)	85	87

		4,249

Industrials—11.9%
AAR Corp. 144A 7.250%, 1/15/22(2)	89	96
7.250%, 1/15/22	153	165
Abengoa Finance SA 144A 8.875%, 11/1/17(2)	250	234
American Reprographics Co. 10.500%, 12/15/16	136	136

	PAR VALUE	VALUE
Industrials (continued)
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(2)	$250	$253
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 8.250%, 1/15/19	142	155
Belden, Inc. 144A 5.500%, 9/1/22(2)	155	153
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(2)	141	134
Commercial Metals Co. 4.875%, 5/15/23	26	24
Deluxe Corp. 7.000%, 3/15/19	342	363
DigitalGlobe, Inc. 144A 5.250%, 2/1/21(2)	157	152
Dycom Investments, Inc. 7.125%, 1/15/21	213	227
DynCorp International, Inc. 10.375%, 7/1/17	189	191
Era Group, Inc. 7.750%, 12/15/22	235	236
Gibraltar Industries, Inc. 144A 6.250%, 2/1/21(2)	193	201
Great Lakes Dredge & Dock Corp. 7.375%, 2/1/19	100	104
H&E Equipment Services, Inc. 7.000%, 9/1/22	90	94
HD Supply, Inc. 10.500%, 1/15/21	212	220
Interface, Inc. 7.625%, 12/1/18	6	6
Interline Brands, Inc. PIK Interest Capitalization 10.000%, 11/15/18	140	151
Iron Mountain, Inc. 7.750%, 10/1/19	27	29
8.375%, 8/15/21	311	332
Martin Midstream Partners LP (Martin Midstream Finance Corp.) 8.875%, 4/1/18	257	272

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
Monitronics International, Inc. 9.125%, 4/1/20	$292	$304
Navistar International Corp 8.250%, 11/1/21	158	156
NCL Corp. Ltd. 144A 5.000%, 2/15/18(2)	8	8
Northern Tier Energy LLC ( Northern Tier Finance Corp.) 144A 7.125%, 11/15/20(2)	121	123
Oshkosh Corp. 8.250%, 3/1/17	175	187
8.500%, 3/1/20	130	141
Perry Ellis International, Inc. 7.875%, 4/1/19	293	310
PHI, Inc. 8.625%, 10/15/18	149	159
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(2)	16	17
144A 6.625%, 11/15/22(2)	58	61
Spectrum Brands, Inc. 6.750%, 3/15/20	223	236
Titan International, Inc. 7.875%, 10/1/17	117	123
Tomkins LLC (Tomkins, Inc.) 9.000%, 10/1/18	135	148
TransDigm, Inc. 7.750%, 12/15/18	212	224
Triumph Group, Inc. 8.000%, 11/15/17	240	254
Tutor Perini Corp. 7.625%, 11/1/18	250	261
United Continental Holdings, Inc. 6.375%, 6/1/18	160	158
United Rentals North America, Inc. 8.250%, 2/1/21	102	112
7.375%, 5/15/20	7	7
8.375%, 9/15/20	250	272
6.125%, 6/15/23	19	19

		7,208

	PAR VALUE	VALUE
Information Technology—4.6%
Advanced Micro Devices, Inc.
8.125%, 12/15/17	$325	$337
7.750%, 8/1/20	97	95
7.500%, 8/15/22	31	30
Amkor Technology, Inc. 6.375%, 10/1/22	155	153
CoreLogic, Inc. 7.250%, 6/1/21	268	287
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(2)	96	99
EarthLink, Inc. 8.875%, 5/15/19	318	311
Equinix, Inc. 7.000%, 7/15/21	46	50
Hughes Satellite Systems Corp. 7.625%, 6/15/21	280	299
Interactive Data Corp. 10.250%, 8/1/18	221	246
Seagate HDD 144A 4.750%, 6/1/23(2)	240	225
SunGard Data Systems, Inc. 7.375%, 11/15/18	252	267
ViaSat, Inc. 6.875%, 6/15/20	148	157
ViaSystems, Inc. 144A 7.875%, 5/1/19(2)	225	238

		2,794

Materials—11.0%
AEP Industries, Inc. 8.250%, 4/15/19	259	280
Ainsworth Lumber Co., Ltd. 144A 7.500%, 12/15/17(2)	95	101
Albea Beauty Holdings SA 144A 8.375%, 11/1/19(2)	156	154
APERAM 144A 7.375%, 4/1/16(2)	250	244
ArcelorMittal
6.750%, 2/25/22	60	62
7.500%, 10/15/39	250	240
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(2)	200	193

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials (continued)
Berry Plastics Corp. 9.500%, 5/15/18	$205	$224
Calumet Specialty Products Partners LP 9.375%, 5/1/19	340	366
Clearwater Paper Corp. 7.125%, 11/1/18	83	89
Commercial Metals Co. 7.350%, 8/15/18	149	161
Ferro Corp. 7.875%, 8/15/18	287	298
FMG Resources Property Ltd.
144A 7.000%, 11/1/15(2)	255	259
144A 6.875%, 4/1/22(2)	30	29
Fufeng Group Ltd. 144A 7.625%, 4/13/16(2)	224	213
Hecla Mining Co. 144A 6.875%, 5/1/21(2)	160	149
Huntsman International LLC
8.625%, 3/15/20	250	273
4.875%, 11/15/20	79	78
Ineos Finance plc
144A 8.375%, 2/15/19(2)	150	164
144A 7.500%, 5/1/20(2)	70	75
Inmet Mining Corp. 144A 7.500%, 6/1/21(2)	243	234
Kraton Polymers LLC (Kraton Polymers Capital Corp.) 6.750%, 3/1/19	116	118
Louisiana-Pacific Corp. 7.500%, 6/1/20	287	314
Olin Corp. 8.875%, 8/15/19	313	343
P.H. Glatfelter Co. 5.375%, 10/15/20	31	31
PolyOne Corp. 7.375%, 9/15/20	33	36
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(2)	94	96
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	284	277
Sealed Air Corp.
144A 6.500%, 12/1/20(2)	80	85
144A 8.375%, 9/15/21(2)	64	73

	PAR VALUE	VALUE
Materials (continued)
Texas Industries, Inc. 9.250%, 8/15/20	$233	$252
Trinseo Materials Operating SCA (Trinseo Materials Finance, Inc.) 144A 8.750%, 2/1/19(2)	163	156
Tronox Finance LLC 144A 6.375%, 8/15/20(2)	253	240
U.S. Coatings Acquisition, Inc. (Axalta Coating Systems Dutch Holding B B.V.) 144A 7.375%, 5/1/21(2)	150	154
United States Steel Corp.
6.875%, 4/1/21	53	52
7.500%, 3/15/22	217	214
Vulcan Materials Co. 7.500%, 6/15/21	275	308

		6,635

Telecommunication Services—6.3%
CenturyLink, Inc. Series T 5.800%, 3/15/22	150	149
Cincinnati Bell, Inc.
8.750%, 3/15/18	221	222
8.375%, 10/15/20	125	129
Fairpoint Communications, Inc. 144A 8.750%, 8/15/19(2)	146	145
Frontier Communications Corp.
8.500%, 4/15/20	200	221
9.250%, 7/1/21	59	68
7.125%, 1/15/23	21	21
7.625%, 4/15/24	52	52
GCI, Inc. 6.750%, 6/1/21	125	117
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(2)	242	245
Level 3 Communications, Inc. 8.875%, 6/1/19	20	21
Level 3 Financing, Inc.
8.125%, 7/1/19	80	85
8.625%, 7/15/20	276	295
MetroPCS Wireless, Inc. 7.875%, 9/1/18	137	147

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services (continued)
SBA Communications Corp. 144A 5.625%, 10/1/19(2)	$16	$16
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(2)	25	25
Sprint Capital Corp. 6.875%, 11/15/28	150	145
Sprint Nextel Corp.
144A 9.000%, 11/15/18(2)	134	157
144A 7.000%, 3/1/20(2)	80	87
6.000%, 11/15/22	139	137
tw telecom holdings, Inc. 8.000%, 3/1/18	250	266
West Corp.
8.625%, 10/1/18	118	127
7.875%, 1/15/19	94	98
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(2)	100	105
144A 7.250%, 2/15/18(2)	365	370
Windstream Corp.
7.750%, 10/15/20	73	76
6.375%, 8/1/23	330	310

		3,836

Utilities—4.4%
AES Corp. 4.875%, 5/15/23	69	65
AES Corp. (The)
8.000%, 10/15/17	250	282
7.375%, 7/1/21	33	36
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	29	29
6.750%, 5/20/20	139	145
7.000%, 5/20/22	42	43
Atlantic Power Corp. 9.000%, 11/15/18	205	208
Atlas Energy Holdings Operating Co. LLC (Atlas Resource Finance Corp.) 144A 7.750%, 1/15/21(2)	261	251
Atlas Pipeline Escrow LLC 144A 6.625%, 10/1/20(2)	31	31
Calpine Corp.
144A 7.500%, 2/15/21(2)	212	227
144A 7.875%, 1/15/23(2)	74	80

	PAR VALUE	VALUE
Utilities (continued)
Dynegy, Inc. 144A 5.875%, 6/1/23(2)	$26	$24
Eagle Rock Energy Partners LP (Eagle Rock Energy Finance Corp.) 8.375%, 6/1/19	308	315
GenOn Energy, Inc.
9.500%, 10/15/18	70	78
9.875%, 10/15/20	248	274
NRG Energy, Inc.
7.625%, 1/15/18	60	65
8.250%, 9/1/20	171	185
7.875%, 5/15/21	131	140
PNM Resources, Inc. 9.250%, 5/15/15	98	112
Suburban Propane Partners LP (Suburban Energy Finance Corp.) 7.375%, 8/1/21	84	87

		2,677
TOTAL CORPORATE BONDS (Identified Cost $53,021)		54,830
TOTAL LONG TERM INVESTMENTS—90.4%
(Identified cost $53,021)		54,830	(5)
SHORT-TERM INVESTMENTS—8.1%
	SHARES
Money Market Mutual Funds—8.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	4,879,657	4,880
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,880)		4,880
TOTAL INVESTMENTS—98.5% (Identified Cost $57,901)		59,710	(1)
Other assets and liabilities, net—1.5%		892

NET ASSETS—100.0%		$60,602

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information : For tax information at June 30, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $13,715 or 22.6% of net assets.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(4)	Illiquid security.
(5)	A portion of the Fund’s assets has been segregated for delayed delivery settlements.

Foreign Currencies:

EUR	European Currency Unit

Country Weightings†
United States	90%
Canada	2
Luxembourg	2
Australia	1
Cayman Islands	1
Spain	1
United Kingdom	1
Other	2
Total	100%
† % of total investments as of June 30, 2013

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$54,830	$—	$54,699	$131
Equity Securities:
Short-Term Investments	4,880	4,880	—	—

Total Investments	$59,710	$4,880	$54,699	$131

The following is a reconciliation of assets of the Fund for Level 3 Investments for which significant unobservable inputs were used to determine fair value:

Corporate Bonds and Notes
Investments in Securities:
Balance as of December 31, 2012	$154
Accrued Discount/(Premium)(a)	1
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(1)
Purchases	—
Sales(c)	(23)
Transfers into Level 3(d)	—
Transfers from Level 3(d)	—

Balance as of June 30, 2013	$131 (b)

(a)	Disclosed in the Statement of Operations under interest income.
(b)	Includes internally fair valued securities.
(c)	Includes paydowns.
(d)	Transfers into or from represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred form the beginning to the end of the period.

Refer to the last paragraph under “Note 2A Security Valuation” for a description of valuation process in place and qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.7%
U.S. Treasury Bill 0.040%, 7/5/13	$20,000	$20,000
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $20,000)		20,000
FEDERAL AGENCY SECURITIES—58.9%
FFCB 0.040%, 7/2/13(3)	15,000	15,000
0.173%, 7/6/13(2)(4)	7,690	7,690
0.211%, 7/29/13(2)(4)	10,000	10,001
FHLB
0.250%, 7/1/13	9,000	9,000
0.020%, 7/5/13(3)	7,700	7,700
0.250%, 7/5/13	12,000	12,000
0.055%, 7/12/13	10,000	10,000
0.133%, 7/15/13(3)	10,000	10,000
0.120%, 7/19/13	10,000	9,999
0.110%, 7/25/13	15,000	15,000
0.155%, 7/29/13(2)(4)	15,000	15,000
0.110%, 7/30/13	15,000	15,000
0.120%, 8/8/13(2)(4)	20,000	20,000
0.120%, 8/13/13	12,500	12,499
0.140%, 8/28/13	15,000	14,999
0.093%, 9/19/13(2)(4)	15,000	14,998
0.150%, 9/27/13	15,000	15,000
0.110%, 10/16/13(3)	5,000	4,998
0.102%, 10/23/13(3)	10,000	9,997
0.100%, 10/25/13(3)	10,000	9,997
0.100%, 11/8/13(3)	10,000	10,000
0.375%, 11/27/13	10,000	10,008
0.140%, 5/20/14(3)	10,000	9,999
0.160%, 6/30/14(3)	10,000	9,999
0.250%, 7/25/14(3)	11,000	11,000
FHLMC
0.025%, 7/1/13(3)	13,000	13,000
0.045%, 7/2/13(3)	17,600	17,600
0.164%, 7/4/13(2)(4)	15,000	15,000
0.050%, 7/8/13(3)	5,655	5,655
0.055%, 7/9/13(3)	15,000	15,000
0.050%, 7/22/13(3)	21,500	21,499
0.060%, 7/23/13(3)	10,000	10,000
0.150%, 8/19/13	15,000	14,997
4.125%, 9/27/13	15,225	15,370
0.110%, 10/15/13(3)	15,000	14,995
0.103%, 10/28/13	11,420	11,416
0.875%, 10/28/13	13,000	13,033
0.375%, 10/30/13	15,000	15,011

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES (continued)
0.110%, 11/13/13(3)	$14,345	$14,339
0.375%, 11/27/13	15,225	15,241
0.160%, 1/14/14(3)	3,000	2,997
FNMA
0.010%, 7/2/13(3)	6,000	6,000
0.030%, 7/2/13(3)	6,000	6,000
0.030%, 7/1/13(3)	15,000	15,000
0.020%, 7/3/13(3)	8,600	8,600
0.050%, 7/17/13(3)	4,000	4,000
4.375%, 7/17/13	7,055	7,068
0.045%, 7/24/13(3)	15,000	15,000
0.065%, 7/24/13(3)	6,500	6,500
1.250%, 8/20/13	10,000	10,015
1.000%, 9/23/13	24,955	25,004
1.125%, 10/8/13	11,571	11,603
0.110%, 10/16/13(3)	5,267	5,265
0.100%, 10/30/13(3)	11,389	11,385
0.130%, 12/4/13(3)	10,000	9,994
0.750%, 12/18/13	5,000	5,013
Overseas Private Investment Corp.
0.140%, 7/3/13 (06/28/28)(2)(4)(5)	8,640	8,640
0.140%, 7/10/13 (6/15/17)(2)(4)(5)	15,000	15,000
0.140%, 7/10/13 (10/20/17)(2)(4)(5)	2,500	2,500
TOTAL FEDERAL AGENCY SECURITIES
(Identified Cost $677,624)		677,624
REPURCHASE AGREEMENTS—39.3%
Barclays Bank plc 0.070% dated 6/28/13 due 7/1/13, repurchase price $35,000 collateralized by U.S. Treasuries, 0.5%, 7/31/17 market value $35,700	35,000	35,000
Goldman Sachs & Co., 0.120% dated 6/28/13 due 7/1/13, repurchase price $212,002 collateralized by FHLMC, FNMA, 0.0125%-9.25%, 7/31/13-5/15/43 market value $216,240	212,000	212,000

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS (continued)
Merrill Lynch, Pierce, Fenner & Smith 0.040% dated 6/28/13 due 7/1/13, repurchase price $150,001 collateralized by FHLMC, 1.0%-6.0%, 10/10/13-2/15/26 market value $153,000	$150,000	$150,000
Merrill Lynch, Pierce, Fenner & Smith 0.140% dated 6/30/13 due 7/1/13, repurchase price $54,700 collateralized by FNMA, FHLMC, 3.0%-6.0%, 2/1/26-5/1/43 market value $55,559	54,470	54,470
TOTAL REPURCHASE AGREEMENTS (Identified Cost $451,470)		451,470
TOTAL INVESTMENTS—99.9% (Identified Cost $1,149,094)		1,149,094	(1)
Other assets and liabilities, net—0.1%		882

NET ASSETS—100.0%		$1,149,976

Abbreviation Legend
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At June 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 2 – Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$677,624	$677,624
Repurchase Agreements	451,470	451,470
U.S. Government Securities	20,000	20,000

Total Investments	$1,149,094	$1,149,094

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER(4)—55.8%
Bryant Park Funding LLC 0.130%, 7/1/13	$15,000	$15,000
Commonwealth Bank of Australia
0.312%, 10/4/13	5,000	5,000
0.200%, 10/17/13	3,500	3,498
DNB Bank ASA
0.100%, 7/8/13	10,000	10,000
0.150%, 7/10/13	4,000	4,000
0.200%, 8/7/13	1,000	1,000
Erste Abwicklungsanstalt 0.240%, 12/2/13	5,000	4,995
HSBC Securities USA 0.293%, 6/6/14	5,000	5,000
IBM Corp.
0.040%, 7/1/13	10,000	10,000
0.050%, 7/2/13	5,000	5,000
Kells Funding LLC
0.260%, 8/27/13	5,000	4,998
0.220%, 9/12/13	4,000	3,998
0.250%, 9/17/13	5,000	4,997
Liberty Street Funding LLC
0.200%, 7/11/13	5,000	5,000
0.150%, 7/18/13	5,000	5,000
0.190%, 9/16/13	4,000	3,998
Market Street Funding LLC
0.160%, 8/26/13	6,500	6,498
0.180%, 9/5/13	8,000	7,997
Metlife 0.180%, 10/28/13	6,500	6,496
National Australia Bank 0.210%, 8/16/13	3,600	3,599
National Australian Bank 144A 0.875%, 8/12/13(2)(5)	5,000	5,011
National Rural Utilities Corp. 0.080%, 7/3/13	14,000	14,000
Old Line Funding
0.210%, 9/20/13	5,000	4,998
0.240%, 10/15/13	5,000	4,996
0.240%, 12/2/13	4,000	3,996

	PAR VALUE	VALUE
Rabobank Nederland NV NY 0.270%, 12/18/13	$5,000	$5,000
Reckitt & Benckiser Treasury 0.410%, 3/10/14	3,000	2,991
Regency Markets No.1 LLC
0.160%, 7/5/13	6,000	6,000
0.170%, 7/19/13	5,000	5,000
0.170%, 7/22/13	4,000	4,000
Skandinav Enskilda Bank
0.290%, 7/2/13	5,000	5,000
0.290%, 12/3/13	7,000	6,991
Svenska Handelsbanken
0.250%, 7/12/13	4,000	4,000
0.260%, 7/23/13	4,500	4,499
0.280%, 7/31/13	5,000	4,999
Thunder Bay Funding 0.240%, 12/18/13	5,000	4,994
Wal-Mart Stores 0.060%, 7/8/13	10,000	10,000
Westpac Banking Corp.
0.332%, 7/22/13(2)	5,000	5,002
0.283%, 10/8/13	5,000	5,000
TOTAL COMMERCIAL PAPER (Identified Cost $222,551)		222,551
FEDERAL AGENCY SECURITIES—1.0%
FHLB 0.250%, 7/25/14	4,000	4,000
TOTAL FEDERAL AGENCY SECURITIES
(Identified Cost $4,000)		4,000
MEDIUM TERM NOTES—4.2%
Emerson Electric Co. 0.060%, 7/5/13	13,000	13,000
General Electric Capital Corp. Series 1875, 1.875%, 9/16/13	3,500	3,511
TOTAL MEDIUM TERM NOTES (Identified Cost $16,511)		16,511
CERTIFICATES OF DEPOSIT(2)—7.5%
Rabobank Nederland NV NY 0.313%, 8/2/13	5,000	5,000

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CERTIFICATES OF DEPOSIT(2) (continued)
Royal Bank of Canada
0.328%, 7/11/13	$4,000	$4,000
0.320%, 2/3/14	6,000	6,000
0.310%, 2/28/14	5,000	5,000
Toronto Dominion Bank NY
0.276%, 7/22/13	5,000	5,000
0.250%, 9/20/13	5,000	5,000
TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $30,000)		30,000
VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL—8.5%
Colorado—2.2%
Colorado Housing & Finance Authority 0.100%, 7/17/13(2)	8,730	8,730

		8,730

Florida—1.9%
JEA Water & Sewer System, Series B-1, 0.070%, 10/1/36(2)	7,500	7,500

		7,500

New York—1.9%
State Dormitory Authority, Royal Charter Properties Series A 0.050%, 11/15/36(2)	7,500	7,500

		7,500

Wyoming—2.5%
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.050%, 8/15/20(2)	10,000	10,000

		10,000
TOTAL VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL (Identified Cost $33,730)		33,730

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS—15.5%
Goldman Sachs & Co. 0.12% dated 6/28/13 due 7/1/13, repurchase price $40,000 collateralized by FNMA, 3.00%-4.50%, 5/1/32-7/1/41 market value $40,800	$40,000	$40,000
Merrill Lynch, Pierce, Fenner & Smith 0.14% dated 6/28/13 due 7/1/13, repurchase price $21,937 collateralized by U.S Treasury Note, 3.125%, 11/15/41 market value $22,376	21,937	21,937
TOTAL REPURCHASE AGREEMENTS (Identified Cost $61,937)		61,937
MONEY MARKET MUTUAL FUNDS—7.5%
	SHARES
Goldman Sachs Financial Square Fund – Institutional Share (seven-day effective yield 0.070%)	15,001,263	15,001
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.090%)	15,047,948	15,048
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $30,049)		30,049
TOTAL INVESTMENTS—100.0% (Identified Cost $398,778)		398,778	(1)
Other assets and liabilities, net—0.0%		(81)

NET ASSETS—100.0%		$398,697

Abbreviations:

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association (“Fannie Mae”).

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: At June 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	The date shown represents next interest reset date.
(4)	The rate shown is the discount rate.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $5,011 or 1.3% of net assets.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$30,000	$—	$30,000
Commercial Paper	222,551	—	222,551
Federal Agency Securities	4,000	—	4,000
Medium Term Notes	16,511	—	16,511
Variable Rate Demand Obligations—Municipal	33,730	—	33,730
Repurchase Agreements	61,937	—	61,937
Equity Securities:
Money Market Mutual Funds	30,049	30,049	—

Total Investments	$398,778	$30,049	$368,729

There are no Level 3 (Significant Unobservable Inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—7.8%
Maryland—4.7%
Johns Hopkins University
0.150%, 7/1/13	$4,000	$4,000
0.130%, 8/1/13	3,500	3,500

		7,500

Michigan—3.1%
Regents of University of Michigan 0.150%, 7/1/13	5,000	5,000
TOTAL COMMERCIAL PAPER (Identified Cost $12,500)		12,500
VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL(2)(3)—84.6%
Connecticut—4.8%
State Health & Educational Facilities Authority, Yale University,
Series V-2, 0.040%, 7/1/13 (7/1/36(4))	2,355	2,355
Series Y-2, 0.040%, 7/1/13 (7/1/35(4))	3,745	3,745
Series U-2, 0.040%, 7/5/13 (7/1/33(4))	1,500	1,500

		7,600

Florida—4.7%
JEA Water & Sewer System, Series B-1, 0.070%, 7/5/13 (10/1/36(4))	7,500	7,500

Illinois—2.6%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.060%, 7/1/13 (8/15/32(4))	4,100	4,100

	PAR VALUE	VALUE
Indiana—3.2%
State Finance Authority, Ascension Series E-5, 0.060%, 7/5/13 (11/15/33(4))	$5,000	$5,000

Kansas—1.6%
State Department of Transportation, Series C-3 0.070%, 7/5/13 (9/1/19(4))	2,600	2,600

Maryland—8.2%
Montgomery County, Public Improvements, Series B, 0.060%, 7/1/13 (6/1/26(4))	7,000	7,000
State Economic Development Corp., Howard Medical Institute Series A, 0.060%, 7/5/13 (2/15/43(4))	6,000	6,000

		13,000

Mississippi—5.0%
County of Jackson , Port Facility, Chevron U.S.A, Inc. Project 0.050%, 7/1/13 (6/1/23(4))	1,600	1,600
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.060%, 7/5/13 (5/15/27(4))	6,400	6,400

		8,000

Missouri—5.0%
State Health & Educational Facilities Authority,
Washington University, Series A-1, 0.060%, 7/1/13 (10/1/35(4))	4,120	4,120

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Missouri (continued)
St. Louis University, Series A-2, 0.050%, 7/1/13 (10/1/35(4))	$2,630	$2,630
Washington University, Series A, 0.050%, 7/1/13 (2/15/34(4))	1,250	1,250

		8,000

New York—16.4%
City of New York Series C, 0.060%, 7/1/13 (10/1/23(4))	7,400	7,400
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.050%, 7/5/13 (6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.050%, 7/5/13 (6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.050%, 7/5/13 (11/15/36(4))	8,000	8,000
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.050%, 7/5/13 (7/1/30(4))	5,000	5,000

		26,100

North Carolina—4.6%
City of Raleigh, 0.160%, 7/5/13 (6/1/34(4))	4,245	4,245
State Educational Facility Finance Agency, Duke University Project, Series A, 0.040%, 7/5/13 (6/1/27(4))	3,000	3,000

		7,245

	PAR VALUE	VALUE
Oregon—7.8%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series B, 0.070%, 7/5/13 (6/1/37(4))	$2,200	$2,200
Series C, 0.070%, 7/5/13 (6/1/37(4))	4,700	4,700
Series A, 0.060%, 7/5/13 (6/1/37(4))	1,100	1,100
State of Oregon, Veterans Welfare,
Series 87-C, 0.060%, 7/1/13 (6/1/28(4))	2,200	2,200
Series 88-B 0.060%, 7/1/13 (12/1/41(4))	2,200	2,200

		12,400

Pennsylvania—3.2%
Commonwealth Housing Finance Agency, Building Development 0.070%, 7/5/13 (1/1/34(4))	5,000	5,000

Tennessee—0.6%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.070%, 7/5/13 (5/1/39(4))	1,000	1,000

Texas—9.6%
Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project, 0.030%, 7/1/13 (11/1/51(4))	1,100	1,100

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Texas (continued)
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.050%, 7/5/13 (12/1/16(4))	$8,465	$8,465
University of Texas Revenues Financing System, Series B 0.040%, 7/5/13 (8/1/25(4))	5,700	5,700

		15,265

Utah—1.4%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.060%, 7/1/13 (5/15/37(4))	2,200	2,200

Virginia—0.9%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.040%, 7/5/13 (2/15/38(4))	1,500	1,500

Wyoming—5.0%
Sublette County, Pollution Control, Exxon Project 0.030%, 7/1/13 (11/1/14(4))	3,000	3,000
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.060%, 7/1/13 (12/1/22(4))	1,500	1,500
Series 93, 0.050%, 7/1/13 (8/15/20(4))	3,500	3,500

		8,000
TOTAL VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL (Identified Cost $134,510)		134,510

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—7.5%
Dreyfus Tax Exempt Cash Management Fund – Institutional Shares (seven-day effective yield 0.000%)	4,120,000	$4,120
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	7,760,052	7,760
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $11,880)		11,880
TOTAL INVESTMENTS—99.9% (Identified Cost $158,890)		158,890	(1)
Other assets and liabilities, net—0.1%		101

NET ASSETS—100.0%		$158,991

Abbreviations:

VA	Department of Veterans Affairs

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At June 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Commercial Paper	$12,500	$—	$12,500
Variable Rate Demand Obligations—Municipal	134,510	—	134,510
Equity Securities:
Money Market Mutual Funds	11,880	11,880	—

Total Investments	$158,890	$11,880	$147,010

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—8.7%
U.S. Treasury Note
0.250%, 3/31/15	$2,000		$1,998
0.250%, 5/31/15	3,500		3,493
0.250%, 9/15/15	1,000		996
0.375%, 11/15/15	500		499
0.625%, 4/30/18	3,000		2,898
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $9,945)			9,884
U.S. GOVERNMENT AGENCY OBLIGATIONS—0.4%
FNMA 1.000%, 9/23/13	430		431
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Identified Cost $430)			431
MUNICIPAL BONDS—0.4%
California—0.4%
State of California 1.050%, 2/1/16	500		499
TOTAL MUNICIPAL BONDS (Identified Cost $502)			499
FOREIGN GOVERNMENT SECURITIES—0.8%
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	350	AUD	345
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360	NZD	294
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	485	NOK	79
Russian Federation
144A 7.850%, 3/10/18(3)	5,000	RUB	159
Series 6204, 7.500%, 3/15/18	2,350	RUB	74
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,047)			951

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—34.2%
Agency—4.3%
FNMA
6.000%, 5/1/16	$66	$69
10.500%, 12/1/16	—	—
4.000%, 8/1/25	272	287
9.000%, 10/1/25	1	1
3.000%, 6/1/27	524	540
2.500%, 5/1/28	1,988	2,001
4.000%, 11/1/31	831	868
4.500%, 4/1/40	314	333
3.500%, 4/1/42	477	485
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	50	49
GNMA
7.000%, 7/15/23	3	3
7.000%, 9/15/23	2	2
7.000%, 9/15/23	17	19
7.000%, 1/15/24	13	15
7.000%, 9/15/24	14	16
7.000%, 7/15/25	15	15
7.000%, 7/15/25	8	9
7.000%, 7/15/25	5	6
2.586%, 4/16/54	198	210

		4,928

Non-Agency—29.9%
A10 Securitization LLC 97-70, PE 144A 2.400%, 11/15/25(3)	475	471
American General Mortgage Loan Trust 09-1, A7 144A 5.750%, 9/25/48(2)(3)	1,364	1,404
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.292%, 7/10/43(2)	185	194
Bank of America (Merrill Lynch) – Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	308
Bank of America Funding Corp.
04-B, 2A1 5.461%, 11/20/34(2)	106	104

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
06-2, 3A1 6.000%, 3/25/36	$78	$77
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.399%, 8/15/17(2)(3)	300	302
Bayview Commercial Asset Trust
08-1, A2A 144A 1.193%, 1/25/38(2)(3)	185	182
08-1, A3 144A 1.690%, 1/25/38(2)(3)	330	293
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	175	174
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.829%, 2/25/34(2)	213	212
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.744%, 5/25/35(2)	144	142
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33	576	587
Bear Stearns Commercial Mortgage Securities, Inc.
04-T14, A4 5.200%, 1/12/41(2)	925	938
04-PWR3, A4 4.715%, 2/11/41	464	469
06-PW13, AM 5.582%, 9/11/41(2)	970	1,060
07- PW, R15 5.363%, 2/11/44	250	251
07- PW ,R17 5.694%, 6/11/50(2)	830	939
07-PW18, A4 5.700%, 6/11/50	335	380
Citicorp Mortgage Securities, Inc. REMIC 03-9, A24 5.500%, 10/25/33	408	415

	PAR VALUE	VALUE
Non-Agency (continued)
Citigroup – Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.392%, 7/15/44(2)	$400	$426
06-CD2, A4 5.484%, 1/15/46(2)	275	297
07-CD4, A4 5.322%, 12/11/49	275	303
Citigroup Commercial Mortgage 2.110%, 1/12/18	397	398
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(2)	165	183
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	595	617
04-24CB, 1A1 6.000%, 11/25/34	445	446
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	171	178
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	369
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	800	779
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	510	514
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	212	213
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.267%, 6/25/34(2)	412	417
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(2)(3)	600	602

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
07-EOP, H 144A 3.300%, 3/6/20(2)(3)	$170	$171
07-GG10, A4 5.982%, 8/10/45(2)	450	501
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	525
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1 144A 3.300%, 8/5/32(3)	293	306
06-LDP7, A4 6.056%, 4/15/45(2)	400	442
06-LDP9, A3 5.336%, 5/15/47	365	402
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.611%, 9/25/34(2)	280	279
05-A4, 3A1 2.351%, 7/25/35(2)	211	207
Lehman Brothers – UBS Commercial Mortgage Trust
05-C5, A3 4.964%, 9/15/30	35	35
06-C6, A4 5.372%, 9/15/39	500	550
07-C2, A3 5.430%, 2/15/40	525	576
07-C6, A4 5.858%, 7/15/40(2)	1,000	1,107
07-C7, A3 5.866%, 9/15/45(2)	720	802
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.081%, 7/15/44(2)	364	412
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	214	218
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	246	256

	PAR VALUE	VALUE
Non-Agency (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(2)	$615	$672
Morgan Stanley Capital I Trust
06-T23, A2 5.918%, 8/12/41(2)	40	40
06-IQ12, A4 5.332%, 12/15/43	615	677
07-IQ14, A4 5.692%, 4/15/49(2)	760	846
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(3)	185	179
Northstar Mortgage Trust 12-1 144A 1.400%, 8/25/29(2)(3)	169	169
ORES NPL LLC 12-LV1, A 144A 4.000%, 9/25/44(3)	124	124
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(3)	221	220
04-QS, 8 5.500%, 6/25/34	743	769
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	300	300
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	145	149
Royal Bank of Scotland Group plc – Greenwich Capital Holdings, Inc. Mortgage Loan Trust 05-RP1, 2A 144A 3.232%, 3/25/34(2)(3)	194	190
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(3)	228	228

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	$77	$78
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(2)(3)	232	233
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 2.599%, 4/25/34(2)	218	215
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	363	354
03-33H, 1A1 5.500%, 10/25/33	549	563
03-34A, 6A 2.721%, 11/25/33(2)	538	531
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.778%, 1/25/37(2)	91	89
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.919%, 5/15/43(2)	275	299
07-C30, A5 5.342%, 12/15/43	600	666
07-C30, AM 5.383%, 12/15/43	500	527
07-C31, A4 5.509%, 4/15/47	505	555
07-C32, A3 5.937%, 6/15/49(2)	615	688
07-C33, A5 6.122%, 2/15/51(2)	79	90
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	262	271
Washington Mutual Mortgage Pass-Through Certificates 03-AR6, A1 2.441%, 6/25/33(2)	538	540

	PAR VALUE	VALUE
Non-Agency (continued)
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 4.182%, 6/25/33(2)	$130	$130
03-J, 4.486%, 10/25/33(2)	687	681
04-K, 1A2 2.615%, 7/25/34(2)	523	516
04-Z, 2A1 2.624%, 12/25/34(2)	335	333
05-14, 2A1 5.500%, 12/25/35	218	230
06-16, 5.000%, 11/25/36	257	264

		33,849
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $39,074)		38,777
ASSET-BACKED SECURITIES—20.4%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	522	525
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	465	468
12-1, C 2.670%, 1/8/18	153	156
12-3, C 2.420%, 5/8/18	369	374
12-3, D 3.030%, 7/9/18	453	458
12-4, D 2.680%, 10/9/18	160	159
13-2, D 2.420%, 5/8/19	550	536
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35	88	91
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	408
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	530

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	$440	$439
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	137	135
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	198
13-1, B 144A 2.240%, 1/15/19(3)	340	340
CarMax Auto Owner Trust
12-1, A3 0.890%, 9/15/16	570	571
12-1, B 1.760%, 8/15/17	750	759
CarNow Auto Receivables Trust 13-1A, B 144A 1.970%, 11/15/17(3)	430	426
Centerpoint Energy Transition Bond Co. LLC
01-1, A4 5.630%, 9/15/15	74	75
12-1, A1 0.901%, 4/15/18	452	453
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	323	324
CF LLC 13-1A, B 144A 2.750%, 11/15/18(3)	260	255
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	555	566
05-A2, A2 4.850%, 3/10/17	495	530
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	539
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	264	264
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	401	435

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Cronos Containers Program Ltd 12-2A, A 144A 3.810%, 9/18/27(3)	$389	$388
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	294	314
DT Auto Owner Trust 13-1A, C 144A 2.730%, 2/15/19(3)	225	225
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	200
13-1A, C 144A 3.520%, 2/15/19(3)	500	490
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	118	118
Fifth Third Auto Trust 1.210%, 4/15/19	360	355
Global Science Finance S.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	295	284
Great America Leasing Receivables 13-1, A4 144A 1.160%, 5/15/18(3)	415	411
GSAA Home Equity Trust 05-12, AF3W 144A 4.999%, 9/25/35(2)	219	217
GSAA Trust 05-1, AF4 5.442%, 11/25/34	455	485
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	126
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	209	210
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	427	429
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)	540	536

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$114	$120
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.443%, 6/25/28(2)	492	449
06-HI2, A3 5.790%, 2/25/36	216	220
07-HI1, A3 5.720%, 3/25/37	134	133
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	300	303
12-4, C 2.940%, 12/15/17	430	437
12-2, D 3.870%, 2/15/18	400	410
12-6, C 1.940%, 3/15/18	355	352
12-3, C 3.010%, 4/16/18	375	385
12-5, C 2.700%, 8/15/18	150	151
13-3, C 1.810%, 4/15/19	300	291
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	161	166
11-1A, B, 144A 4.230%, 4/20/26(3)	441	451
12-3A, A 144A 1.870%, 8/20/29(3)	249	250
13-1A, A 144A 1.590%, 11/20/29(3)	302	300
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	134	134
SLM Corp. 12-C, A2 144A 3.310%, 10/15/46(3)	300	310

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	$101	$101
Springleaf Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(2)(3)	198	199
Structured Asset Investment Loan Trust 2005-He1 05-HE1, M1 0.663%, 7/25/35(2)	300	275
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	155	152
05-2XS, 2A2 1.700%, 2/25/35(2)	309	297
05-S7, A2 144A 0.493%, 12/25/35(2)(3)	279	266
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	179	185
12-AA, A 144A 2.000%, 9/20/29(3)	159	158
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	149
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	135	149
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	234	246
Volvo Financial Equipment LLLC 13-1A, B 144A 1.240%, 8/15/19(3)	450	442
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 0.323%, 7/25/37(2)(3)	426	360
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	182	185

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-1A, A 144A 2.250%, 8/20/25(3)	$234	$235
TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,213)		23,063
CORPORATE BONDS—29.1%
Consumer Discretionary—1.1%
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.250%, 3/15/21(3)	135	134
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	146
DISH DBS Corp. 144A 4.250%, 4/1/18(3)	165	163
DR Horton, Inc. 3.625%, 2/15/18	295	291
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	205	193
Time Warner Cable, Inc. 6.750%, 7/1/18	215	246
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	39

		1,212

Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	251	240
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(3)	150	161

		401

Energy—0.7%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	208
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	200	197
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)	250	240

	PAR VALUE	VALUE
Energy (continued)
TNK-BP Finance SA RegS 7.500%, 7/18/16(4)	$105	$116

		761

Financials—17.1%
Aircastle Ltd. 6.250%, 12/1/19	175	183
Akbank TAS 144A 3.875%, 10/24/17(3)	150	145
American International Group, Inc.
2.375%, 8/24/15	90	91
4.875%, 9/15/16	200	219
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	98
Associated Banc Corp. 5.125%, 3/28/16	90	97
Banco Bilbao Vizcaya Argentaria U.S. Senior S.A.U 3.250%, 5/16/14	100	101
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	150	156
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	206
144A 4.500%, 1/12/17(3)	200	208
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(3)	225	220
Banco Santander SA
144A 4.500%, 4/6/15(3)	325	327
144A 3.750%, 9/22/15(3)	225	231
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	200	205
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	250	245
Bank of America Corp. 5.490%, 3/15/19	66	71
Bank of India
144A 3.250%, 4/18/18(3)	300	281
144A 3.625%, 9/21/18(3)	225	211

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Barclays Bank plc
5.200%, 7/10/14	$100	$104
144A 6.050%, 12/4/17(3)	100	108
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	224
Capital One Financial Corp. 6.150%, 9/1/16	625	697
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	187
Citigroup, Inc.
0.551%, 6/9/16(2)	100	96
5.500%, 2/15/17	345	377
CNA Financial Corp. 5.850%, 12/15/14	175	186
CNH Capital LLC 144A 3.625%, 4/15/18(3)	250	239
Cooperative Centrale Raiffeissen-Boerenleenbank NV 2.125%, 10/13/15	415	425
Corporacion Andina de Fomento 3.750%, 1/15/16	170	179
Countrywide Financial Corp. 6.250%, 5/15/16	210	229
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	569
Fifth Third Bancorp 4.500%, 6/1/18	150	161
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	434
General Electric Capital Corp.
5.625%, 5/1/18	365	419
4.650%, 10/17/21	170	180
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	120	124
Genworth Financial, Inc. 7.625%, 9/24/21	235	273

	PAR VALUE	VALUE
Financials (continued)
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	$735	$796
7.500%, 2/15/19	50	59
HCP, Inc. 3.750%, 2/1/19	275	282
Health Care REIT, Inc. 4.700%, 9/15/17	200	217
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	224
HSBC USA, Inc. 1.625%, 1/16/18	310	302
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	280	290
Hyundai Capital Services, Inc.
144A 4.375%, 7/27/16(3)	200	212
144A 2.125%, 10/2/17(3)	60	58
ING U.S., Inc. 144A 2.900%, 2/15/18(3)	350	352
International Lease Finance Corp. 3.875%, 4/15/18	405	381
Intesa San Paolo SpA 3.125%, 1/15/16	200	197
Jefferies Group, Inc. 5.125%, 4/13/18	150	157
JPMorgan Chase & Co. 6.125%, 6/27/17	200	226
KeyCorp 5.100%, 3/24/21	185	206
Legg Mason, Inc. 5.500%, 5/21/19	140	144
Lincoln National Corp.
8.750%, 7/1/19	50	64
6.050%, 4/20/67(2)(5)	75	73
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(3)	180	187
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	230	234
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	194

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Morgan Stanley 5.550%, 4/27/17	$710	$768
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	90	91
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	202
PNC Funding Corp. 5.625%, 2/1/17	10	11
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	65
Prudential Financial, Inc.
4.750%, 9/17/15	100	108
3.000%, 5/12/16	255	266
8.875%, 6/15/38(2)(5)	100	120
QBE Insurance Group Ltd. 2.400%, 5/1/18(3)	250	245
Rosneft Oil Co. (Rosneft International Finance Ltd.) 144A 3.149%, 3/6/17(3)(7)	200	197
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	204
Ryder System, Inc. 2.500%, 3/1/17	220	221
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	21
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	202
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	156
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3)(7)	400	414
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	219
SLM Corp. 4.625%, 9/25/17	265	262

	PAR VALUE	VALUE
Financials (continued)
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	$225	$233
Swedbank AB 144A 1.750%, 3/12/18(3)	200	194
Telecom Italia Capital SA
6.175%, 6/18/14	65	67
7.175%, 6/18/19	50	56
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	225	219
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	348
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	130
2.700%, 4/1/20	152	144
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	105
144A 6.000%, 4/12/17(3)(7)	200	208
Wells Fargo & Co. 5.125%, 9/15/16	100	110
Willis Group Holdings plc 4.125%, 3/15/16	125	131
Willis North America, Inc. 6.200%, 3/28/17	40	45
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	202
Zions Bancorp 4.500%, 3/27/17	75	79

		19,404

Health Care—0.8%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	90	92
Express Scripts Holding Co. 3.500%, 11/15/16	225	239
HCA, Inc. 6.500%, 2/15/20	385	418

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)	$165	$169
Zoetis, Inc. 144A 1.875%, 2/1/18(3)	25	24

		942

Industrials—5.6%
America West Airlines, Inc. Pass-Through-Trust
Series 99-1 G 7.930%, 1/2/19	116	124
Series 01-1, G 7.100%, 4/2/21	386	406
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	110	117
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	65	69
97-4, A 6.900%, 1/2/18	493	518
99-1, A 6.545%, 2/2/19	192	213
09-2, A 7.250%, 11/10/19	266	311
01-A1 6.703%, 6/15/21	134	143
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	218	253
12-1A, 1A 4.750%, 5/7/20	530	554
Deluxe Corp. 6.000%, 11/15/20	150	156
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	208
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	574	611
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	212
Spirit Aerosystems, Inc. 7.500%, 10/1/17	170	178
Textron, Inc. 4.625%, 9/21/16	635	687

	PAR VALUE	VALUE
Industrials (continued)
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	$324	$337
01-1G 7.076%, 3/20/21	163	174
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	925	1,063

		6,334

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	201
Equinix, Inc. 4.875%, 4/1/20	88	87
Tech Data Corp. 3.750%, 9/21/17	15	15
Xerox Corp. 4.250%, 2/15/15	100	105

		408

Materials—1.4%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	216
CRH America, Inc. 8.125%, 7/15/18	100	122
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	100	105
International Paper Co. 9.375%, 5/15/19	125	163
Korea Resources Corp 2.125%, 5/2/18(3)	200	189
Methanex Corp. 3.250%, 12/15/19	155	150
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	135	135
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	305	279
Vedanta Resources PLC 144A 6.000%, 1/31/19(3)	200	191

		1,550

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.8%
America Movil SAB de CV 2.375%, 9/8/16	$250	$253
CenturyLink, Inc. 6.000%, 4/1/17	100	108
Qwest Corp. 6.500%, 6/1/17	100	113
Sprint Nextel Corp. 6.000%, 12/1/16	115	121
Telefonica Emisiones Sau 3.192%, 4/27/18	195	189
Verizon Communications, Inc. 4.600%, 4/1/21	70	76

		860

Utilities—0.9%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	200	195
Calpine Corp. 144A 7.500%, 2/15/21(3)	210	225
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	125	130
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	288
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	200

		1,038
TOTAL CORPORATE BONDS (Identified Cost $33,000)		32,910
LOAN AGREEMENTS—4.4%
Consumer Discretionary—1.8%
Allison Transmission, Inc. Tranche B-3, 4.250%, 8/23/19	37	37
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	144	143

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Charter Communications Operations LLC Tranche F, 3.000%, 1/31/21	$124	$123
Chrysler Group LLC Tranche B, 0.000%, 5/24/17(8)	231	232
CSC Holdings, Inc. 2.700%, 4/9/20	159	158
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19	205	205
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.500%, 2/5/20	235	234
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	105	106
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	37	37
Scientific Games International, Inc. 0.000%, 5/22/20(8)	190	188
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/8/20	84	84
Seminole Tribe of Florida 0.000%, 4/11/20(8)	207	207
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 2/15/20	185	183
Zuffa LLC 4.500%, 2/25/20	80	79

		2,016

Consumer Staples—0.2%
Aramark Corp. Tranche D, 4.000%, 8/22/19	44	44
Del Monte Foods Co. 4.000%, 3/8/18	163	163

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Heinz (H.J.) Co. Tranche B-2, 3.500%, 3/27/20	$65	$65

		272

Energy—0.1%
Chesapeake Energy Corp. 5.750%, 12/2/17	145	147

Financials—0.5%
Clipper Acquisitions Corp. 0.000%, 2/6/20(8)	107	107
iStar Financial, Inc. 4.500%, 10/15/17	152	152
MIP Delaware LLC Tranche B-1, 4.000%, 7/12/18	143	144
RPI Finance Trust 4.000%, 11/9/18	122	123

		526

Health Care—0.6%
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18	121	122
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	87	87
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	133	133
Hologic, Inc. Tranche B, 4.500%, 8/1/19	124	125
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	14	14
Valeant Pharmaceuticals International, Inc.
Series D-1, Tranche B, 3.500%, 2/13/19	165	164
Series C-1, Tranche B, 3.500%, 12/11/19	25	25
Warner Chilcott Corp.
Tranche B-2, 0.000%, 3/15/18(8)	2	2
Tranche B-1, 4.250%, 3/15/18	6	6

	PAR VALUE	VALUE
Health Care (continued)
Tranche B-1, 4.250%, 3/15/18	$14	$14
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	11	11

		703

Industrials—0.7%
American Airlines, Inc. 0.000%, 6/21/19(8)	244	244
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	148	150
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	54	54
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	101	100
Garda Security Group, Inc. Tranche B, 4.500%, 11/13/19	52	52
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	160	158
WireCo Worldgroup, Inc. 6.000%, 2/15/17	35	35

		793

Information Technology—0.2%
Genpact Ltd. 3.500%, 8/30/19	47	47
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	74	74
Riverbed Technology, Inc. 4.000%, 12/18/19	34	34
Spansion LLC 5.250%, 12/13/18	59	59
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	30	30

		244

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—0.2%
Fortescue Metals Group Ltd. 5.250%, 10/18/17	$77		$77
Huntsman International LLC Extended Tranche B, 2.731%, 4/19/17	148		149
Pact Group (USA), Inc. 0.000%, 5/22/20(8)	28		28

			254

Telecommunication Services—0.1%
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	65		65
TOTAL LOAN AGREEMENTS (Identified Cost $5,010)			5,020
PREFERRED STOCK(2)—0.3%
	SHARES
Financials—0.3%
JPMorgan Chase & Co. Series 1 7.90%	75	(10)	85
Wells Fargo & Co. Series K, 7.98%	175	(10)	198
TOTAL PREFERRED STOCK (Identified Cost $284)			283
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $112,505)			111,818	(9)
SHORT-TERM INVESTMENTS—2.0%
Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	2,308,857		2,309
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,309)			2,309

	VALUE
TOTAL INVESTMENTS—100.7% (Identified Cost $114,814)	$114,127	(1)
Other assets and liabilities, net—(0.7)%	(834)

NET ASSETS—100.0%	$113,293

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration

Foreign Currency:

AUD	Australian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information : For tax information at June 30, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $31,204 or 27.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

(8)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	A portion of the Fund’s assets has been segregated for delayed delivery settlements.
(10)	Value shown as par value.

Country Weightings†
United States	86%
Australia	1
Brazil	1
Canada	1
Luxembourg	1
Turkey	1
United Kingdom	1
Other	8
Total	100%
† % of total investments as of June 30, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$23,063	$—	$23,063
Corporate Bonds and Notes	32,910	—	32,910
Foreign Government Securities	951	—	951
Loan Agreements	5,020	—	5,020
Mortgage-Backed Securities	38,777	—	38,777
Municipal Bonds	499	—	499
U.S. Government Securities	9,884	—	9,884
U.S. Government Agency Obligations	431	—	431
Equity Securities:
Preferred Stock	283	—	283
Short-Term Investments	2,309	2,309	—

Total Investments	$114,127	$2,309	$111,818

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.4%
Alabama—1.9%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$486
5.000%, 12/1/25	1,000	1,081
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,005

		5,572

Arizona—2.4%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	540
Maricopa County School District No. 6, Washington Elementary School, Series B 3.000%, 7/1/26	3,000	2,756
Northern Arizona University, Speed-Stimulus Plan Economic Development 5.000%, 8/1/24	1,115	1,235
Speed-Stimular Plan Economic Development 5.000%, 8/1/25	2,290	2,490

		7,021

California—10.2%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,636
East Bay Municipal Utility District, 5.000%, 6/1/20	5,000	5,960
Grossmont Healthcare District, Series B 6.000%, 7/15/34	2,000	2,304
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	1,953

	PAR VALUE	VALUE
California (continued)
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	$2,000	$2,113
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19	1,385	1,070
State Educational Facilities Authority, University of Southern California, Series A 5.250%, 10/1/38	2,000	2,131
State of California
5.000%, 2/1/24	1,500	1,722
5.000%, 9/1/30	3,000	3,130
5.125%, 4/1/33	2,000	2,077
State of California, Unrefunded Balance 2007 5.000%, 10/1/23	150	150
5.250%, 2/1/29	2,000	2,194
6.000%, 11/1/35	2,750	3,212
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	536

		30,188

Colorado—6.1%
Denver City & County School District No.1, Series A 5.500%, 12/1/26	1,375	1,577
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	2,135	2,384
6.250%, 11/15/28	2,250	2,544
Regional Transportation District, Sales Tax, Series A 5.250%, 11/1/22	2,240	2,708
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	740

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Colorado (continued)
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	$665	$273
University of Colorado, Enterprise System, Series A 5.625%, 6/1/22	2,650	3,101
5.000%, 6/1/24	1,000	1,131
5.000%, 6/1/25	2,220	2,491
Series A 5.375%, 6/1/38	1,000	1,085

		18,034

Connecticut—1.6%
City of Hartford,
Series B 5.000%, 4/1/27	1,000	1,083
Series A 5.000%, 4/1/27	1,650	1,788
State Health & Educational Facilitiy Authority, Yale University, Series U 0.050%, 7/1/33(2)	2,000	2,000

		4,871

District of Columbia—1.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36	2,000	542
Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	3,718

		4,260

Florida—4.7%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,190
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,410
Miami-Dade County Expressway Authority, Series A 5.000%, 7/1/27	5,000	5,402

	PAR VALUE	VALUE
Florida (continued)
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	$1,000	$1,100
Aviation, Series B 5.000%, 10/1/24	2,425	2,688
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,116

		13,906

Georgia—2.6%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,706
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,081
Metropolitan Atlanta Rapid Transit Authority, Third Indenture, Series A 4.000%, 7/1/31	3,000	2,914

		7,701

Idaho—0.5%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	1,500	1,546

Illinois—7.5%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,897
City of Chicago,
O’Hare International Airport, Pasenger Facilities Charge, Series A 5.000%, 1/1/20	750	856
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,151

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Illinois (continued)
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	$1,000	$433
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	551
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,065
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	750
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,047
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,047
Art Institute of Chicago, Series A 6.000%, 3/1/38	1,875	2,023
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,244
State of Illinois, Sales Tax, 5.000%, 6/15/23	3,250	3,395
State Toll Highway Authority,
Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,378
Series A-1 (AGM Insured) 5.000%, 1/1/24	1,015	1,112
University of Illinois, Auxiliary Facilities System, Series A
5.500%, 4/1/31	1,540	1,672
5.125%, 4/1/36	500	525

		22,146

Indiana—3.1%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,128
Series A 5.250%, 6/1/23	1,320	1,557

	PAR VALUE	VALUE
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	$2,500	$2,847
State Finance Authority, 4.000%, 2/1/32	1,000	998
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	2,535	2,688

		9,218

Iowa—0.8%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,511

Louisiana—2.3%
Stadium & Exposition District,
Series A 5.000%, 7/1/24	1,000	1,108
Series A 5.000%, 7/1/25	1,000	1,098
State of Louisiana,
Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	1,000	1,151
Series C 5.000%, 7/15/25	3,000	3,451

		6,808

Maine—1.2%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,069
General Airport Revenue, 5.000%, 7/1/29	580	608
General Airport Revenue, 5.000%, 7/1/30	770	805
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,067

		3,549

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Maryland—3.7%
City of Baltimore, Convention Center, Sr. Series A (XLCA Insured)
5.250%, 9/1/22	$400	$410
5.250%, 9/1/23	1,500	1,533
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System,
Series A 6.750%, 7/1/29	2,015	2,371
5.000%, 7/1/32	250	262
State of Maryland, Series A 5.000%, 11/1/17	5,415	6,288

		10,864

Massachusetts—2.3%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,186
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,705
Commonwealth Health & Educational Facilities Authority, Harvard University, Series A 5.500%, 11/15/36	2,000	2,248
Commonwealth School Building Authority, 5.000%, 8/15/20	1,500	1,789

		6,928

Michigan—2.4%
City of Detroit,
Water Supply System, Sr. Lien Series A (AGM insured) 5.000%, 7/1/23	4,750	4,768
Sewer Disposal, Sr. Lien Series B (AGM Insured) 7.500%, 7/1/33	1,000	1,113
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,162

		7,043

	PAR VALUE	VALUE
Missouri—3.0%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	$1,000	$1,084
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,220
State Highway & Transportation Commission, 5.000%, 2/1/19	4,695	5,546

		8,850

Nebraska—0.4%
University of Nebraska – Lincoln, Series A 5.000%, 7/1/22	1,000	1,134

Nevada—0.4%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,127

New Jersey—6.5%
State Economic Development Authority, (AGM Insured) 5.000%, 6/15/22	3,000	3,314
School Facilities Construction, Series NN 5.000%, 3/1/24	5,000	5,619
School Facilities Construction, Series NN 5.000%, 3/1/26	3,000	3,273
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	1,975	2,047
State Transportation Trust Fund Authority, Series A 6.000%, 6/15/35	1,500	1,725
State Turnpike Authority, Series A 5.000%, 1/1/27	3,000	3,239

		19,217

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—9.6%
City of New York, Series E-1 6.250%, 10/15/28	$1,000	$1,180
City of New York, Industrial Development Agency, Queens Baseball Stadium Project, (AMBAC Insured) 5.000%, 1/1/20	900	921
(AGC Insured) 6.125%, 1/1/29	500	553
(AMBAC Insured) 5.000%, 1/1/31	470	442
(AGC Insured) 6.375%, 1/1/39	1,000	1,102
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
5.500%, 6/15/21	500	582
5.500%, 6/15/22	1,000	1,159
5.625%, 6/15/24	1,050	1,218
5.750%, 6/15/40	6,590	7,149
City of New York, Transitional Finance Authority,
Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,120
Series B 5.000%, 8/1/28	1,000	1,004
Hudson Yards Infrastructure Corp., Series A 5.750%, 2/15/47	1,400	1,503
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	3,140	3,733
State Dormitory Authority, School Districts Funding Program, Series F (AGM Insured) 5.000%, 10/1/17	3,000	3,437
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,354
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	873

		28,330

	PAR VALUE	VALUE
North Dakota—0.4%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	$1,330	$1,305

Ohio—2.7%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,383
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,095
State of Ohio
5.000%, 10/1/20	465	543
5.000%, 10/1/21	1,080	1,263
5.000%, 10/1/22	1,135	1,322
State of Ohio, Common Schools, Series A 5.000%, 9/15/24	2,000	2,380

		7,986

Oklahoma—0.5%
State Turnpike Authority, Second Sr. Series B, 5.000%, 1/1/29	1,250	1,369

Pennsylvania—2.6%
Chester County Health & Education Facilities Authority, Chester County Hospital, Series A 6.750%, 7/1/31	1,000	1,000
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,105
Sub-Series B2 0.000%, 12/1/34	1,750	1,658
Sub-Series E 0.000%, 12/1/38	2,000	1,800
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,038

		7,601

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Puerto Rico—1.0%
Commonwealth Sales Tax Finance Corp.,
Sub-Series A (Pre-refunded 2/1/14 @ $100) 6.125%, 8/1/29	$85	$88
Unrefunded Balance, Sub-Series A 6.125%, 8/1/29	2,915	2,965

		3,053

South Carolina—0.7%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	1,000	1,113
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,134

		2,247

Texas—10.1%
Carrollton-Farmers Branch Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	2,500	2,964
City of Brownsville, Utilities System, Series A 5.000%, 9/1/27	3,000	3,277
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,212
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,036
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	851
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,294

	PAR VALUE	VALUE
Texas (continued)
Harris County Flood Control District, 4.750%, 10/1/29	$3,000	$3,193
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,171
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,182
Southmost Regional Water Authority, Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,219
5.000%, 9/1/25	1,015	1,113
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,831
State Municipal Gas Acquisition & Supply Corp. II, 0.870%, 9/15/13(2)	3,000	2,505
Ysleta Independent School District, Series A(PSF Guaranteed) 4.000%, 8/15/25	1,140	1,203

		30,051

Virginia—1.7%
Commonwealth Housing Development Authority, 3.625%, 3/1/32	1,565	1,518
Commonwealth Public Schools Authority, School Financing, Series 1997 5.000%, 8/1/22	3,000	3,563

		5,081

Washington—1.1%
State of Washington, Motor Vehicle Fuel, Series B-1 5.000%, 8/1/25	3,000	3,400

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Wisconsin—2.0%
State Department of Transportation, Series 2 5.000%, 7/1/24	$2,000	$2,322
State of Wisconsin, Series B 5.000%, 5/1/21	3,000	3,532

		5,854
TOTAL MUNICIPAL BONDS (Identified Cost $284,326)		288,771
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified Cost $284,326)		288,771
TOTAL INVESTMENTS—97.4% (Identified Cost $284,326)		288,771	(1)
Other assets and liabilities, net—2.6%		7,607

NET ASSETS—100.0%		$296,378

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)	At June 30, 2013, 20% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	A portion of the Fund’s assets has been segregated for delayed delivery settlements.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Bonds	$288,771	$288,771

Total Investments	$288,771	$288,771

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Emerging Markets Opportunities Fund
Assets
Investment in securities at value(1)(3)	$8,511,906
Foreign currency at value(2)	2,656
Cash	—
Receivables
Investment securities sold	48,416
Fund shares sold	62,111
Receivable from adviser	—
Dividends and interest receivable	22,648
Tax reclaims	70
Prepaid trustee retainer	53
Prepaid expenses	224

Total assets	8,648,084

Liabilities
Payables
Fund shares repurchased	22,847
Investment securities purchased	21,569
Foreign capital gain taxes payable	9,184
Dividend distributions	—
Investment Advisory fee	6,831
Distribution and service fees	477
Administration fee	925
Transfer Agent fees and expenses	2,706
Professional fees	60
Other accrued expenses	1,469

Total liabilities	66,068

Net Assets	$8,582,016

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$8,315,600
Accumulated undistributed net investment income (loss)	25,616
Accumulated undistributed net realized gain (loss)	(27,857)
Net unrealized appreciation (depreciation) on investments	268,657

Net Assets	$8,582,016

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.77
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	722,241,861
Net Assets	$7,053,484
Class A
Net asset value (net assets/shares outstanding) per share	$9.47
Maximum offering price per share(4)(5)	$10.04
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	135,652,790
Net Assets	$1,284,225
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.28
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	26,329,013
Net Assets	$244,307

(1)Investments in securities at cost	$8,234,235
(2)Foreign currency at cost	$2,655
(3)Investments in securities at value include repurchase agreements totaling $451,470 and $61,937 for the Insight Government Money Market Fund and the Insight Money Market Fund.
(4)Amount is less than $500.

(5)For Equity Funds maximum offering price per share is NAV/(1-5.75%), for the Fixed Income Funds maximum offering price per share ranges from NAV/(1-2.25%) to NAV/(1-3.75%). (See Note 1 in the Notes to Financial Statements for further information.)

See Notes to Financial Statements

High Yield Income Fund		Insight Government Money Market Fund		Insight Money Market Fund		Insight Tax-Exempt Money Market Fund	Low Duration Income Fund	Tax-Exempt Bond Fund

$59,710		$1,149,094		$398,778		$158,890	$114,127	$288,771
130		—		—		—	—	—
—		329		1		1	28	1,856

2,482		—		—		—	89	3,800
2		6		12		87	971	202
—		—		—		4	—	—
1,038		572		50		9	647	3,596
—		—		—		—	—	—
—	(4)	6		2		1	1	2
23		59		74		22	32	36

63,385		1,150,066		398,917		159,014	115,895	298,263

2,710		—	(4)	131		—	522	1,513
—		—		—		—	1,936	—
—		—		—		—	—	—
13		8		1		1	28	119
24		25		16		—	34	76
1		—		—	(4)	— (4)	28	59
7		33		12		3	12	35
4		4		33		1	19	53
24		18		16		16	20	21
—	(4)	2		11		2	3	9

2,783		90		220		23	2,602	1,885

$60,602		$1,149,976		$398,697		$158,991	$113,293	$296,378

$72,461		$1,149,976		$398,697		$158,994	$118,076	$289,989
10		—	(4)	—	(4)	(1)	(10)	178
(13,677)		—	(4)	—	(4)	(2)	(4,085)	1,766
1,808		—		—		—	(688)	4,445

$60,602		$1,149,976		$398,697		$158,991	$113,293	$296,378

$10.97		$1.00		$1.00		$1.00	$10.75	$11.05
5,255,904		1,082,802,120		162,815,665		84,826,270	4,589,936	12,045,262
$57,670		$1,082,779		$162,848		$84,891	$49,323	$133,143

$11.00		$1.00		$1.00		$1.00	$10.75	$11.06
$11.43		$1.00		$1.00		$1.00	$11.05	$11.37
188,830		67,175,409		235,896,858		74,171,059	3,698,406	11,417,469
$2,078		$67,197		$235,849		$74,100	$39,760	$126,220

$10.98		$—		$—		$—	$10.75	$11.06
77,794		—		—		—	2,251,626	3,347,505
$854		$—		$—		$—	$24,210	$37,015

$57,901		$1,149,094		$398,778		$158,890	$114,814	$284,326
$130		$—		$—		$—	$—	$—

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

(Reported in thousands)

Emerging Markets Opportunities Fund
Investment Income
Dividends	$111,577
Interest	1
Foreign taxes withheld	(2,063)

Total investment income	109,515

Expenses
Investment Advisory fee	39,439
Distribution fees, Class I	1,657
Distribution and service fees, Class A	1,715
Distribution and service fees, Class C	1,257
Administration fee	5,267
Transfer Agent fee and expenses	6,825
Custodian fees	2,626
Printing fees and expenses	440
Professional fees	92
Registration fees	123
Trustees’ fees and expenses	158
Miscellaneous expenses	199

Total expenses	59,798
Less expenses reimbursed by investment adviser and/(or) distributor	(1,657)

Net expenses	58,141

Net investment income (loss)	51,374

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	17,920
Net realized gain (loss) on foreign currency transactions	(2,643)
Net change in unrealized appreciation (depreciation) on investments	(574,114)
Net change in unrealized appreciation (depreciation) on foreign currency translation	169
Net change in foreign taxes on unrealized capital gains	12,615

Net gain (loss) on investments	(546,053)

Net increase (decrease) in net assets resulting from operations	$(494,679)

(1)	Amount is less than $500.

See Notes to Financial Statements

High Yield Income Fund	Insight Government Money Market Fund		Insight Money Market Fund		Insight Tax-Exempt Money Market Fund	Low Duration Income Fund	Tax-Exempt Bond Fund

$2	$—		$14		$1	$1	$1
2,243	766		358		91	1,326	5,550
—	—		—		—	—	—

2,245	766		372		92	1,327	5,551

145	608		222		106	256	770
15	277		42		22	9	40
3	121		413		148	41	176
5	—		—		—	113	200
41	209		74		28	59	218
19	19		42		3	52	170
3	6		5		2	3	3
1	5		5		1	3	8
20	17		15		14	17	17
18	19		18		15	23	28
1	26		9		4	2	7
2	91		35		9	4	11

273	1,398		880		352	582	1,648
(15)	(691)		(529)		(268)	(102)	(247)

258	707		351		84	480	1,401

1,987	59		21		8	847	4,150

947	—	(1)	—	(1)	—	246	2,933
3	—		—		—	(1)	—
(1,989)	—		—		—	(2,357)	(19,593)
— (1)	—		—		—	(1)	—
—	—		—		—	—	—

(1,039)	—		—		—	(2,113)	(16,660)

$948	$59		$21		$8	$(1,266)	$(12,510)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$51,374	$41,635
Net realized gain (loss)	15,277	(7,082)
Net change in unrealized appreciation (depreciation)	(561,330)	747,450

Increase (decrease) in net assets resulting from operations	(494,679)	782,003

From Distributions to Shareholders
Net investment income, Class I	(19,472)	(29,741)
Net investment income, Class A	(1,917)	(5,006)
Net investment income, Class C	—	(248)
Net realized short-term gains, Class I	—	—
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class C	—	—
Net realized long-term gains, Class I	—	(15,980)
Net realized long-term gains, Class A	—	(3,754)
Net realized long-term gains, Class C	—	(640)

Decrease in net assets from distributions to shareholders	(21,389)	(55,369)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	2,127,958	2,692,982
Change in net assets from share transactions, Class A	150,308	604,471
Change in net assets from share transactions, Class C	55,270	113,748

Increase (decrease) in net assets from share transactions	2,333,536	3,411,201

Net increase (decrease) in net assets	1,817,468	4,137,835

Net Assets
Beginning of period	6,764,548	2,626,713

End of period	$8,582,016	$6,764,548

Accumulated undistributed net investment income (loss) at end of period	$25,616	$(4,369)

(1)	Amount is less than $500.

See Notes to Financial Statements

High Yield Income Fund		Insight Government Money Market Fund		Insight Money Market Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$1,987	$3,909	$59	$138	$21	$93
950	470	—	1	—	— (1)
(1,989)	2,720	—	—	—	—

948	7,099	59	139	21	93

(1,931)	(3,877)	(55)	(130)	(9)	(69)
(67)	(150)	(4)	(8)	(12)	(24)
(24)	(51)	—	—	—	—
—	—	—	(3)	—	— (1)
—	—	—	— (1)	—	— (1)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(2,022)	(4,078)	(59)	(141)	(21)	(93)

(2,084)	6,071	(133,000)	(123,935)	(71,119)	(142,870)
39	(243)	(15,963)	10,670	(54,061)	(36,430)
(75)	194	—	—	—	—

(2,120)	6,022	(148,963)	(113,265)	(125,180)	(179,300)

(3,194)	9,043	(148,963)	(113,267)	(125,180)	(179,300)

63,796	54,753	1,298,939	1,412,206	523,877	703,177

$60,602	$63,796	$1,149,976	$1,298,939	$398,697	$523,877

$10	$45	$—	$—	$—	$—

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Insight Tax-Exempt Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$8	$18
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) in net assets resulting from operations	8	18

From Distributions to Shareholders
Net investment income, Class I	(5)	(9)
Net investment income, Class A	(4)	(9)
Net investment income, Class C	—	—
Net realized short-term gains, Class I	—	—
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class C	—	—
Net realized long-term gains, Class I	—	—
Net realized long-term gains, Class A	—	—
Net realized long-term gains, Class C	—	—

Decrease in net assets from distributions to shareholders	(9)	(18)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	(7,875)	6,165
Change in net assets from share transactions, Class A	(4,365)	(14,330)
Change in net assets from share transactions, Class C	—	—

Increase (decrease) in net assets from share transactions	(12,240)	(8,165)

Net increase (decrease) in net assets	(12,241)	(8,165)

Net Assets
Beginning of period	171,232	179,397

End of period	$158,991	$171,232

Accumulated undistributed net investment income (loss) at end of period	$(1)	$— (1)

(1)	Amount is less than $500.
(2)	Includes realized loss of $ (5) as a result of a redemption in kind (See Note 12).

See Notes to Financial Statements

Low Duration Income Fund			Tax-Exempt Bond Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$847	$1,613		$4,150	$8,146
245	(279	)(2)	2,933	1,715
(2,358)	3,267		(19,593)	11,024

(1,266)	4,601		(12,510)	20,885

(439)	(964)		(2,057)	(4,158)
(343)	(395)		(1,623)	(3,347)
(152)	(208)		(311)	(641)
—	—		—	—
—	—		—	—
—	—		—	—
—	—		—	—
—	—		—	—
—	—		—	—

(934)	(1,567)		(3,991)	(8,146)

20,737	(37,387)		(21,327)	62,035
12,287	12,393		(10,263)	30,078
4,534	5,783		(814)	9,689

37,558	(19,211)		(32,404)	101,802

35,358	(16,177)		(48,905)	114,541

77,935	94,112		345,283	230,742

$113,293	$77,935		$296,378	$345,283

$(10)	$77		$178	$19

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/13 to 6/30/13(8)	$10.31	0.07		(0.58)	(0.51)	(0.03)	—	(0.03)	$9.77	(4.97	)%(10)	$7,053,484	1.34	%(9)	1.39	%(9)	1.33	%(9)	13	%(10)
1/1/12 to 12/31/12	8.70	0.10		1.62	1.72	(0.08)	(0.03)	(0.11)	10.31	19.88		5,352,379	1.35		1.40		0.99		28
1/1/11 to 12/31/11	9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15		801,366	1.41		1.46		1.25		33
1/1/09 to 12/31/09	4.90	0.10		2.26	2.36	(0.09)	—	(0.09)	7.17	48.52		232,325	1.47		1.52		1.64		50
1/1/08 to 12/31/08	10.08	0.06		(4.43)	(4.37)	(0.11)	(0.70)	(0.81)	4.90	(45.90)		63,699	1.54		1.59		0.77		126
Class A
1/1/13 to 6/30/13(8)	$10.00	0.05		(0.57)	(0.52)	(0.01)	—	(0.01)	$9.47	(5.15	)%(10)	$1,284,225	1.59	%(9)	1.59	%(9)	1.00	%(9)	13	%(10)
1/1/12 to 12/31/12	8.44	0.07		1.57	1.64	(0.05)	(0.03)	(0.08)	10.00	19.62		1,208,195	1.60		1.60		0.78		28
1/1/11 to 12/31/11	8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	8.44	(3.13)		474,368	1.61		1.61		1.09		29
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82		224,015	1.66		1.66		0.87		33
1/1/09 to 12/31/09	4.76	0.08		2.20	2.28	(0.08)	—	(0.08)	6.96	48.12		42,658	1.72		1.72		1.34		50
1/1/08 to 12/31/08	9.80	0.05		(4.30)	(4.25)	(0.09)	(0.70)	(0.79)	4.76	(46.04)		11,281	1.79		1.79		0.65		126
Class C
1/1/13 to 6/30/13(8)	$9.82	0.01		(0.55)	(0.54)	— (3)	—	— (3)	$9.28	(5.50	)%(10)	$244,307	2.34	%(9)	2.34	%(9)	0.30	%(9)	13	%(10)
1/1/12 to 12/31/12	8.31	—	(3)	1.56	1.56	(0.02)	(0.03)	(0.05)	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88		36,971	2.41		2.41		0.03		33
1/1/09 to 12/31/09	4.72	0.02		2.19	2.21	(0.03)	—	(0.03)	6.90	47.29		4,206	2.49		2.49		0.30		50
1/1/08 to 12/31/08	9.69	—	(3)	(4.23)	(4.23)	(0.04)	(0.70)	(0.74)	4.72	(46.50)		307	2.54		2.54		(0.05)		126

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
High Yield Income Fund
Class I
1/1/13 to 6/30/13(8)	$11.16	0.34	(0.18)	0.16	(0.35)	—	(0.35)	$10.97	1.39	%(10)	$57,670	0.78	%(9)	0.83	%(9)	6.17	%(9)	19	%(10)
1/1/12 to 12/31/12	10.60	0.71	0.59	1.30	(0.74)	—	(0.74)	11.16	12.59		60,771	0.79		0.84		6.47		29
1/1/11 to 12/31/11	10.74	0.73	(0.16)	0.57	(0.71)	—	(0.71)	10.60	5.47		51,829	0.78		0.83		6.84		29
1/1/10 to 12/31/10	10.19	0.76	0.53	1.29	(0.74)	—	(0.74)	10.74	13.24		48,212	0.91		0.96		7.30		62
1/1/09 to 12/31/09	8.45	0.84	1.74	2.58	(0.84)	—	(0.84)	10.19	31.67		43,061	0.79		0.84		8.91		117
1/1/08 to 12/31/08	11.87	0.88	(3.42)	(2.54)	(0.88)	—	(0.88)	8.45	(22.44)		31,932	0.83		0.88		8.33		121
Class A
1/1/13 to 6/30/13(8)	$11.19	0.33	(0.18)	0.15	(0.34)	—	(0.34)	$11.00	1.35	%(10)	$ 2,078	1.03	%(9)	1.03	%(9)	5.93	%(9)	19	%(10)
1/1/12 to 12/31/12	10.63	0.68	0.59	1.27	(0.71)	—	(0.71)	11.19	12.17		2,080	1.04		1.04		6.26		29
1/1/11 to 12/31/11	10.75	0.71	(0.15)	0.56	(0.68)	—	(0.68)	10.63	5.39		2,214	1.02		1.02		6.58		29
1/1/10 to 12/31/10	10.20	0.73	0.53	1.26	(0.71)	—	(0.71)	10.75	12.84		2,303	1.16		1.16		6.92		62
1/1/09 to 12/31/09	8.45	0.81	1.75	2.56	(0.81)	—	(0.81)	10.20	31.60		840	1.06		1.06		8.90		117
1/1/08 to 12/31/08	11.87	0.85	(3.42)	(2.57)	(0.85)	—	(0.85)	8.45	(22.63)		3,550	1.08		1.08		8.09		121
Class C
1/1/13 to 6/30/13(8)	$11.16	0.29	(0.18)	0.11	(0.29)	—	(0.29)	$10.98	0.98	%(10)	$ 854	1.78	%(9)	1.78	%(9)	5.16	%(9)	19	%(10)
1/1/12 to 12/31/12	10.61	0.60	0.58	1.18	(0.63)	—	(0.63)	11.16	11.37		945	1.79		1.79		5.48		29
1/1/11 to 12/31/11	10.74	0.63	(0.16)	0.47	(0.60)	—	(0.60)	10.61	4.52		710	1.78		1.78		5.85		29
1/1/10 to 12/31/10	10.19	0.65	0.53	1.18	(0.63)	—	(0.63)	10.74	12.01		661	1.91		1.91		6.27		62
1/1/09 to 12/31/09	8.45	0.74	1.74	2.48	(0.74)	—	(0.74)	10.19	30.49		382	1.79		1.79		7.75		117
1/1/08 to 12/31/08	11.87	0.78	(3.42)	(2.64)	(0.78)	—	(0.78)	8.45	(23.21)		117	1.84		1.84		7.37		121

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Government Money Market Fund
Class I
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$1,082,779	0.12	%(9)	0.22	%(9)	0.01	%(9)	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		1,215,780	0.15		0.22		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		1,339,716	0.11		0.22		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.06		122,384	0.23		0.28		0.05		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.30		131,990	0.24		0.29		0.31		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—		(0.02)		1.00	2.25		428,314	0.21		0.26		2.12		N/A
Class A
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$67,197	0.12	%(9)	0.52	%(9)	0.01	%(9)	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		83,159	0.15		0.52		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		72,490	0.12		0.53		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.02		156,216	0.26		0.58		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		168,054	0.46		0.59		0.09		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—		(0.02)		1.00	1.89		229,729	0.56		0.56		1.84		N/A

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Money Market Fund
Class I
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$162,848	0.17	%(9)	0.26	%(9)	0.01	%(9)	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.03		233,967	0.20		0.26		0.03		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.06		376,475	0.19		0.24		0.08		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.15	(4)	1,536,180	0.19		0.24		0.14		N/A
1/1/09 to 12/31/09	1.00	0.01		—	(3)	0.01		(0.01)		—	(3)	(0.01)		1.00	0.62	(4)	2,054,581	0.23		0.28		0.52		N/A
1/1/08 to 12/31/08	1.00	0.03		—	(3)(5)	0.03		(0.03)		—		(0.03)		1.00	2.82	(5)	1,619,040	0.19		0.24		2.86		N/A
Class A
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$235,849	0.17	%(9)	0.56	%(9)	0.01	%(9)	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		289,910	0.22		0.56		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		326,702	0.23		0.54		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	(4)	383,931	0.33		0.54		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.31	(4)	532,034	0.55		0.59		0.26		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)(5)	0.02		(0.02)		—		(0.02)		1.00	2.47	(5)	706,353	0.54		0.55		2.52		N/A

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Insight Tax-Exempt Money Market Fund
Class I
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$84,891	0.10%	0.26%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		92,766	0.13	0.26	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		86,601	0.15	0.26	0.02	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.09		604,209	0.19	0.24	0.09	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.36		844,557	0.22	0.27	0.37	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	2.22		1,190,802	0.20	0.25	2.16	N/A
Class A
1/1/13 to 6/30/13(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(10)	$74,100	0.10%	0.56%	0.01%	N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		78,466	0.13	0.57	0.01	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		92,796	0.14	0.57	0.01	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01		112,608	0.27	0.54	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		199,472	0.50	0.57	0.09	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	1.86		224,685	0.55	0.55	1.82	N/A

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/13 to 6/30/13(8)	$10.96	0.12	(0.20)	(0.08)	(0.13)	—	(0.13)	$10.75	(0.77	)%(10)	$49,323	0.70	%(9)	0.95	%(9)	2.15	%(9)	31	%(10)
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	(0.25)	10.96	6.40		29,513	0.73	(6)	0.99		2.40		87	(7)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25		65,206	0.70		0.93		2.91		47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93		60,777	0.70		0.91		3.81		49
1/1/09 to 12/31/09	9.41	0.44	0.80	1.24	(0.44)	—	(0.44)	10.21	13.39		80,733	0.70		0.83		4.46		21
1/1/08 to 12/31/08	10.05	0.43	(0.64)	(0.21)	(0.43)	—	(0.43)	9.41	(2.16)		116,639	0.70		0.80		4.36		46
Class A
1/1/13 to 6/30/13(8)	$10.96	0.10	(0.20)	(0.10)	(0.11)	—	(0.11)	$10.75	(0.89	)%(10)	$39,760	0.95	%(9)	1.15	%(9)	1.90	%(9)	31	%(10)
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	(0.22)	10.96	6.14		28,266	0.96	(6)	1.20		2.12		87	(7)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99		15,145	0.95		1.13		2.62		47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77		10,273	0.95		1.12		3.52		49
1/1/09 to 12/31/09	9.41	0.41	0.79	1.20	(0.41)	—	(0.41)	10.20	13.00		8,176	0.95		1.03		4.08		21
1/1/08 to 12/31/08	10.05	0.41	(0.64)	(0.23)	(0.41)	—	(0.41)	9.41	(2.41)		3,996	0.95		1.00		4.13		46
Class C
1/1/13 to 6/30/13(8)	$10.97	0.06	(0.21)	(0.15)	(0.07)	—	(0.07)	$10.75	(1.35	)%(10)	$24,210	1.70	%(9)	1.90	%(9)	1.15	%(9)	31	%(10)
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	(0.14)	10.97	5.44		20,156	1.71	(6)	1.95		1.38		87	(7)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23		13,761	1.70		1.88		1.86		47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88		8,138	1.70		1.87		2.76		49
1/1/09 to 12/31/09	9.41	0.34	0.80	1.14	(0.34)	—	(0.34)	10.21	12.26		5,121	1.70		1.78		3.29		21
1/1/08 to 12/31/08	10.05	0.33	(0.64)	(0.31)	(0.33)	—	(0.33)	9.41	(3.13)		1,350	1.70		1.76		3.44		46

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax- Exempt Bond Fund
Class I
1/1/13 to 6/30/13(8)	$11.62	0.15	(0.57)	(0.42)	(0.15)	—	(0.15)	$11.05	(3.69	)%(10)	$133,143	0.60	%(9)	0.77	%(9)	2.64	%(9)	24	%(10)
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	11.62	7.72		162,094	0.62	(6)	0.79		2.84		35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—	(0.43)	11.10	11.36		94,228	0.57		0.77		3.78		59
1/1/10 to 12/31/10	10.55	0.43	(0.17)	0.26	(0.43)	—	(0.43)	10.38	2.39		47,202	0.60		0.82		3.99		36
1/1/09 to 12/31/09	9.32	0.45	1.23	1.68	(0.45)	—	(0.45)	10.55	18.26		25,394	0.60		0.78		4.46		91
1/1/08 to 12/31/08	10.36	0.45	(1.03)	(0.58)	(0.45)	(0.01)	(0.46)	9.32	(5.62)		41,662	0.60		0.75		4.49		111
Class A
1/1/13 to 6/30/13(8)	$11.62	0.14	(0.57)	(0.43)	(0.13)	—	(0.13)	$11.06	(3.73	)%(10)	$126,220	0.85	%(9)	0.97	%(9)	2.40	%(9)	24	%(10)
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	11.62	7.45		143,397	0.87	(6)	1.00		2.61		35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—	(0.41)	11.10	10.98		107,873	0.81		0.98		3.62		59
1/1/10 to 12/31/10	10.55	0.40	(0.17)	0.23	(0.40)	—	(0.40)	10.38	2.23		77,853	0.85		1.01		3.74		36
1/1/09 to 12/31/09	9.32	0.43	1.23	1.66	(0.43)	—	(0.43)	10.55	17.96		59,226	0.85		0.98		4.19		91
1/1/08 to 12/31/08	10.36	0.42	(1.02)	(0.60)	(0.43)	(0.01)	(0.44)	9.32	(5.85)		49,160	0.85		0.95		4.25		111

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax- Exempt Bond Fund
Class C
1/1/13 to 6/30/13(8)	$11.63	0.09	(0.57)	(0.48)	(0.09)	—	(0.09)	$11.06	(4.17	)%(10)	$37,015	1.60	%(9)	1.72	%(9)	1.65	%(9)	24	%(10)
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	11.63	6.74		39,792	1.62	(6)	1.75		1.86		35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—	(0.33)	11.10	10.15		28,641	1.54		1.70		2.91		59
1/1/10 to 12/31/10	10.56	0.32	(0.18)	0.14	(0.32)	—	(0.32)	10.38	1.37		17,809	1.60		1.77		2.96		36
1/1/09 to 12/31/09	9.33	0.35	1.23	1.58	(0.35)	—	(0.35)	10.56	17.18		6,175	1.60		1.72		3.33		91
1/1/08 to 12/31/08	10.36	0.35	(1.02)	(0.67)	(0.35)	(0.01)	(0.36)	9.33	(6.57)		1,469	1.60		1.70		3.56		111

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.
(5)	Includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. The impact to the net investment income (loss) per share was less than $0.005.
(6)	Includes extraordinary expenses.
(7)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 12 in the Notes to Financial Statements.
(8)	Unaudited
(9)	Annualized
(10)	Not Annualized

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 1 – Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of seven diversified funds each having a distinct investment objective outline below.

Each Fund Seeks to Provide
Emerging Markets Opportunities Fund	Capital appreciation.
High Yield Income Fund	A high level of total return through a combination of income and capital appreciation.
Insight Government Money Market Fund	As high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Insight Money Market Fund	As high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Insight Tax-Exempt Money Market Fund	As high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
Low Duration Income Fund	A high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Tax-Exempt Bond Fund	A high level of current income that is exempt from federal income tax.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of the Money Market Funds offer Class C shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the High Yield Income Fund are sold with a front-end sales charge of up to 3.75% with some exceptions, the Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available,

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

Virtus High Yield Income Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds, income distributions are declared and recorded

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations, that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear a Fund’s pro-rata expenses of underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or the possibility that the counterparty does not perform under the contract.

H.	Repurchase Agreements

Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through Bank of New York Mellon, its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

In December 2011, the Financial Accounting Standards Board issued guidance which requires funds to disclose additional information about offsetting and related arrangements for assets and liabilities that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements.

At June 30, 2013, repurchase agreements on a gross basis are as follows:

	Insight Government Money Market Fund	Insight Money Market Fund
	Assets	Assets
Repurchase agreements:
Total gross amounts in Statement of Assets and Liabilities	$451,470	$61,937
Repurchase agreements not subject to offset under master netting agreements	—	—
Total gross amounts of assets and liabilities subject to offset	451,470	61,937
Collateral Amount Pledged/(Received)	(451,470)	(61,937)

Net Amount	$—	$—

I.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

As of the date of this report the Funds held only assignment loans.

Note 3 – Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

High Yield Income Fund	0.45%	Tax-Exempt Bond Fund	0.45%

		First $1 billion	$1+ billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 billion	$1+ billion through $2 billion	$2 + billion
Low Duration Income Fund	0.55%	0.50%	0.45%

As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund’s average daily net assets: 0.14% of each Fund’s first $100 million of net assets, plus 0.10% of each Fund’s remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. The Subadvisers with respect to the Funds they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(2)
High Yield Income Fund	Monegy(3)
Insight Government Money Market Fund	BMO AM(1)
Insight Money Market Fund	BMO AM(1)
Insight Tax-Exempt Money Market Fund	BMO AM(1)
Low Duration Income Fund	NF(4)(5)
Tax-Exempt Bond Fund	NF(4)(5)

(1)	BMO Asset Management Corp. (“BMO AM”)
(2)	Vontobel Asset Management, Inc. (“Vontobel”)
(3)	Monegy, Inc. (“Monegy”)
(4)	Newfleet Asset Management LLC (“NF”)
(5)	An indirect wholly-owned subsidairy of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s operating expenses (excluding interest, taxes, extraordinary expenses, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets for the following Funds:

The Adviser may discontinue these voluntary expense caps at any time.

	Class I(1)	Class A	Class C

Low Duration Income Fund	0.75%	0.95%	1.70%
Tax-Exempt Bond Fund	0.65%	0.85%	1.60%

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

(1)	These percentages do not include the voluntary waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund by VP Distributors, LLC (“VP Distributors”) an indirect wholly-owned subsidiary of Virtus. The Funds’ distributor may discontinue this waiver at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2013	2014	2015	Total

Low Duration Income Fund	$139	$149	$168	$456
Tax-Exempt Bond Fund	206	274	394	874

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months ended June 30, 2013 (the “period”), it retained net commissions of $177 of Class A Shares and deferred sales charges of $17 and $34 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares 0.25%(2); Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has voluntarily agreed to waive the Funds’ Class I Shares’ shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.
(2)	The Funds’ distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

E.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors, the Funds’ former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreement and Transfer Agency and Service Agreement to Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus.

For the period ended June 30, 2013, the Funds incurred administration fees totaling $4,386 which are included in the Statements of Operations. The Administrator may from time to time temporarily waive all or a portion of its administration fee for the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

For the period ended June 30, 2013, the Funds incurred transfer agent fees totaling $6,939 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

F.	Affiliated Shareholders

At June 30, 2013, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class I	147,617	$1,442
High Yield Income Fund,
Class I	1,123	12
Insight Government Money Market Fund,
Class A	81,993,899	81,994
Class I	968,182,396	968,182
Insight Money Market Fund,
Class A	166,774,230	166,774
Class I	79,891,439	79,891
Insight Tax-Exempt Money Market Fund,
Class A	87,423,480	87,423
Class I	52,820,207	52,820
Low Duration Income Fund,
Class I	133,344	1,433
Tax-Exempt Bond Fund,
Class I	1,544,044	17,062

Note 4 – Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds except the Money Market Funds (excluding U.S. Government and agency securities, forward currency contracts, and short-term securities) during the period ended June 30, 2013, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$3,412,605	$1,000,699
High Yield Income Fund	11,553	16,576
Low Duration Income Fund	49,260	14,838
Tax-Exempt Bond Fund	80,453	110,350

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2013, were as follows:

Low Duration Income Fund	$16,893	$13,522

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Note 5 – Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	305,127	$3,177,578	369,580	$3,564,404
Reinvestment of distributions	1,557	14,669	4,030	38,832
Shares repurchased	(103,456)	(1,064,289)	(93,917)	(910,254)

Net Increase / (Decrease)	203,228	$2,127,958	279,693	$2,692,982

Class A
Sale of shares	41,820	$421,370	88,712	$827,576
Reinvestment of distributions	196	1,792	861	8,013
Shares repurchased	(27,232)	(272,854)	(24,925)	(231,118)

Net Increase / (Decrease)	14,784	$150,308	64,648	$604,471

Class C
Sale of shares	7,274	$72,055	14,143	$130,356
Reinvestment of distributions	—	—	82	768
Shares repurchased	(1,719)	(16,785)	(1,894)	(17,376)

Net Increase / (Decrease)	5,555	$55,270	12,331	$113,748

	High Yield Income Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	416	$4,698	841	$9,160
Reinvestment of distributions	166	1,866	343	3,754
Shares repurchased	(774)	(8,648)	(625)	(6,843)

Net Increase / (Decrease)	(192)	$(2,084)	559	$6,071

Class A
Sale of shares	37	$424	94	$1,031
Reinvestment of distributions	5	59	12	131
Shares repurchased	(40)	(444)	(128)	(1,405)

Net Increase / (Decrease)	2	$39	(22)	$(243)

Class C
Sale of shares	9	$104	23	$256
Reinvestment of distributions	1	13	2	24
Shares repurchased	(17)	(192)	(8)	(86)

Net Increase / (Decrease)	(7)	$(75)	17	$194

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

	Insight Government Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	506,966	$506,966	1,332,057	$1,332,057
Reinvestment of distributions	6	6	8	8
Shares repurchased	(639,972)	(639,972)	(1,456,000)	(1,456,000)

Net Increase / (Decrease)	(133,000)	$(133,000)	(123,935)	$(123,935)

Class A
Sale of shares	78,740	$78,740	241,240	$241,240
Reinvestment of distributions	2	2	6	6
Shares repurchased	(94,705)	(94,705)	(230,576)	(230,576)

Net Increase / (Decrease)	(15,963)	$(15,963)	10,670	$10,670

	Insight Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	319,994	$319,994	974,812	$974,812
Reinvestment of distributions	2	2	30	30
Shares repurchased	(391,115)	(391,115)	(1,117,712)	(1,117,712)

Net Increase / (Decrease)	(71,119)	$(71,119)	(142,870)	$(142,870)

Class A
Sale of shares	440,893	$440,893	1,778,443	$1,778,443
Reinvestment of distributions	10	10	22	22
Shares repurchased	(494,964)	(494,964)	(1,814,895)	(1,814,895)

Net Increase / (Decrease)	(54,061)	$(54,061)	(36,430)	$(36,430)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

	Insight Tax-Exempt Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	83,882	$83,882	189,383	$189,383
Reinvestment of distributions	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(91,757)	(91,757)	(183,218)	(183,218)

Net Increase / (Decrease)	(7,875)	$(7,875)	6,165	$6,165

Class A
Sale of shares	141,163	$141,163	201,110	$201,110
Reinvestment of distributions	4	4	7	7
Shares repurchased	(145,532)	(145,532)	(215,447)	(215,447)

Net Increase / (Decrease)	(4,365)	$(4,365)	(14,330)	$(14,330)

(1)	Amount less than 500.

	Low Duration Income Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	2,631	$28,761	1,699	$18,308
Reinvestment of distributions	29	318	61	654
Shares redeemed in-kind (Note 12)	—	—	(3,151)	(33,811)
Shares repurchased	(763)	(8,342)	(2,103)	(22,538)

Net Increase / (Decrease)	1,897	$20,737	(3,494)	$(37,387)

Class A
Sale of shares	1,828	$20,037	1,588	$17,212
Reinvestment of distributions	29	319	33	360
Shares repurchased	(737)	(8,069)	(481)	(5,179)

Net Increase / (Decrease)	1,120	$12,287	1,140	$12,393

Class C
Sale of shares	811	$8,887	1,198	$12,994
Reinvestment of distributions	10	109	14	146
Shares repurchased	(408)	(4,462)	(680)	(7,357)

Net Increase / (Decrease)	413	$4,534	532	$5,783

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

	Tax-Exempt Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	3,003	$34,857	9,666	$110,550
Reinvestment of distributions	128	1,472	237	2,730
Shares repurchased	(5,034)	(57,656)	(4,446)	(51,245)

Net Increase / (Decrease)	(1,903)	$(21,327)	5,457	$62,035

Class A
Sale of shares	1,695	$19,649	4,838	$55,635
Reinvestment of distributions	122	1,404	237	2,727
Shares repurchased	(2,737)	(31,316)	(2,456)	(28,284)

Net Increase / (Decrease)	(920)	$(10,263)	2,619	$30,078

Class C
Sale of shares	334	$3,882	1,226	$14,089
Reinvestment of distributions	21	242	42	487
Shares repurchased	(431)	(4,938)	(426)	(4,887)

Net Increase / (Decrease)	(76)	$(814)	842	$9,689

Note 6 – Derivative Transactions

($ reported in thousands)

The High Yield Income Fund invested in derivative instruments during the reporting period in the form of forward currency contracts. The primary type of risk associated with the forward currency contracts is associated with the conversion of foreign currency to U.S. dollars. The Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio. For additional information on the forward currency contracts in which the Fund was invested during the reporting period, refer to the Schedule of Investments and Note 2G.

The following is a summary of the location of derivatives on the Fund’s Statement of Assets and Liabilities as of June 30, 2013:

Statement of Assets and Liabilities
Liabilities:
Net unrealized depreciation on forward currency contract	$—

Net Asset (liability) balance	$—

Statement of Operations
Net realized gain (loss) on foreign currency transactions	—	(1)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(1)

Total net realized and unrealized gain (loss)	—	(1)

(1)	Amount less than $500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Fund’s average volume of derivative activities is as follows:

Forward Currency Contracts – Sold(2)
$(599)

(2)	Value at Settlement Date Receivable.

Note 7 – 10% Shareholders

As of June 30, 2013, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	30%	2
High Yield Income Fund	91	2
Insight Government Money Market	92	2	*
Insight Money Market	70	4	*
Insight Tax-Exempt Money Market	81	3	*
Low Duration Income Fund	22	2
Tax-Exempt Bond Fund	10	1

*	Includes affiliated shareholder accounts.

Note 8 – Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

At June 30, 2013, the Fund listed below held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Opportunities Fund	Consumer Staples	41%
Emerging Markets Opportunities Fund	Financials	32

Note 9 – Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2013, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note 10 – Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$8,250,477	$603,527	$(342,098)	$261,429
High Yield Income Fund	57,901	2,229	(421)	1,808
Insight Government Money Market Fund	1,149,094	—	—	—
Insight Money Market Fund	398,778	—	—	—
Insight Tax-Exempt Money Market Fund	158,890	—	—	—
Low Duration Income Fund	114,816	801	(1,490)	(689)
Tax-Exempt Bond Fund	284,326	11,433	(6,988)	4,445

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Certain Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring December 31
	2013	2014	2015	2016	2017	No Expiration		Total

High Yield Income Fund	$—	$840	$—	$7,285	$6,502	$—		$14,627
Insight Tax-Exempt Money Market Fund	—	—	—	—	2	—	(1)	2
Low Duration Income Fund	774	823	1,171	—	1,169	392		4,329
Tax-Exempt Bond Fund	—	—	—	372	794	—		1,166

(1)	amount less than $500.

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11 – Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 12 – Redemption-In-Kind

(Reported in thousands)

During the fiscal year ended December 31, 2012, the Low Duration Income Fund realized $(5) of net losses resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated undistributed net realized gains (loss) to Capital paid in on shares of beneficial interest.

Note 13 – Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Note 14 – Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

On June 4, 2013, the Board of Trustees of the Virtus Insight Trust voted to liquidate the Virtus High Yield Income Fund. Based on the recommendation of management, the Trustees determined that liquidation was in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. On July 23, 2013 (the “Liquidation date”), the Fund was liquidated at its net asset value and the proceeds were distributed to its shareholders.

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8003/Non-MMFunds AfterTaxPerf (5/13)

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8005	08-13

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/06/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/06/13

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	09/06/13

* Print the name and title of each signing officer under his or her signature.